Strategist Growth and Income Fund, Inc.


1997 Semiannual Report

                      Strategist Balanced Fund

                 Strategist Equity Income Fund

                  Strategist Total Return Fund

                        Strategist Equity Fund


 Table of contents


Financial statements (Strategist Growth and Income Fund, Inc.)           4
Notes to financial statements (Strategist Growth and Income Fund, Inc.) 12
Financial statements (Balanced Portfolio)                               18
Notes to financial statements (Balanced Portfolio)                      21
Investments in securities (Balanced Portfolio)                          26
Financial statements (Equity Income Portfolio)                          42
Notes to financial statements (Equity Income Portfolio)                 45
Investments in securities (Equity Income Portfolio)                     49
Financial statements (Total Return Portfolio)                           58
Notes to financial statements (Total Return Portfolio)                  61
Investments in securities (Total Return Portfolio)                      67
Financial statements (Equity Portfolio)                                 91
Notes to financial statements (Equity Portfolio)                        94
Investments in securities (Equity Portfolio)                            99

Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.
March 31, 1997 (Unaudited)
                                                                                Strategist      Strategist Equity
                                                                             Balanced Fund            Income Fund
Assets
Investment in corresponding Portfolio (Note 1)                                    $809,962               $716,971
Organizational costs (Note 1)                                                        2,107                  2,107
                           -                                                         -----                  -----
Total assets                                                                       812,069                719,078
                                                                                   =======                =======
Liabilities
Dividends payable to shareholders                                                       --                    411
Accrued distribution fee                                                                21                     19
Accrued transfer agency fee                                                              7                      5
Accrued administrative services fee                                                      3                      3
Other accrued expenses                                                              65,521                 43,348
                                                                                    ------                 ------
Total liabilities                                                                   65,552                 43,786
                                                                                    ------                 ------
Net assets applicable to outstanding capital stock                                $746,517               $675,292
                                                                                  ========               ========
Represented by
Capital stock -- authorized 3,000,000,000 shares
   per Fund of $.01 par value: outstanding 51,513
   and 70,103 shares                                                                   515                    701
Additional paid-in capital                                                         697,801                607,309
Undistributed net investment income                                                  2,388                    931
Accumulated net realized gain (Notes 1and 4)                                        11,071                 26,206
Unrealized appreciation of investments and on
   translation of assets and liabilities in foreign currencies                      34,742                 40,145
                                                                                    ------                 ------
Total -- representing net assets applicable to
   outstanding capital stock                                                      $746,517               $675,292
                                                                                  ========               ========
Net asset value per share of
   outstanding capital stock                                                    $    14.49            $      9.63
                                                                                ==========            ===========
See accompanying notes to financial statements.


Statements of assets and liabilities
Strategist Growth and Income Fund, Inc.
March 31, 1997 (Unaudited)
                                                                         Strategist Total          Strategist
                                                                            Return Fund            Equity Fund
Assets
Investment in corresponding Portfolio (Note 1)                                    $626,300               $648,296
Expense receivable from AEFC                                                             9                     --
Organizational costs (Note 1)                                                        2,107                  2,107
                                                                                     -----                  -----
Total assets                                                                       628,416                650,403
                                                                                   =======                =======
Liabilities
Accrued distribution fee                                                                17                     18
Accrued transfer agency fee                                                              2                      4
Accrued administrative services fee                                                      3                      3
Other accrued expenses                                                              28,541                25,552
                                                                                    ------                ------
Total liabilities                                                                   28,563                 25,577
                                                                                    ------                 ------
Net assets applicable to outstanding capital stock                                $599,853               $624,826
                                                                                  ========               ========
Represented by
Capital stock -- authorized 3,000,000,000 shares
   per Fund of $.01 par value: outstanding  46,991
   and 26,116 shares                                                                   470                    261
Additional paid-in capital                                                         551,447                562,784
Undistributed  net investment income                                                   107                    340
Accumulated net realized gain (loss) (Notes 1 and 4)                                16,010                (11,617)
Unrealized appreciation of investments and on translation
   of assets and on liabilities in foreign currencies                               31,819                 73,058
                                                                                    ------                 ------
Total -- representing net assets applicable to
   outstanding capital stock                                                      $599,853               $624,826
                                                                                  ========               ========
Net asset value per share of
   outstanding capital stock                                                    $    12.77             $    23.93
                                                                                ==========             ==========
See accompanying notes to financial statements.


Statements of operations
Strategist Growth and Income Fund, Inc.
Six months ended March 31, 1997 (Unaudited)
                                                                                Strategist     Strategist Equity
                                                                             Balanced Fund           Income Fund
Investment income
Income:
Dividends                                                                         $  7,413              $ 10,031
Interest                                                                             8,722                 3,524
                                                                                     -----                 -----
Total income                                                                        16,135                13,555
                                                                                    ======                ======

Expenses (Note 2):
Distribution fee                                                                       777                   780
Transfer agency fee                                                                    156                   143
Administrative services fees and expenses                                              124                   125
Postage                                                                              4,614                 2,912
Registration fees                                                                   20,396                 9,264
Reports to shareholders                                                              2,447                 1,456
Audit fees                                                                           1,500                 1,500
Other                                                                               11,546                 9,536
                                                                                    ------                 -----
Total feeder expenses                                                               41,560                25,716
Expenses allocated from corresponding Portfolio                                      1,677                 1,675
                                                                                     -----                 -----
Total expenses                                                                      43,237                27,391
Less expenses reimbursed by AEFC                                                   (41,121)              (23,853)
                                                                                   -------               -------
Total net expenses                                                                   2,116                 3,538
                                                                                     -----                 -----
Investment income-- net                                                             14,019                10,017
                                                                                    ======                ======
Realized and unrealized gain -- net
Net realized gain on security and
   foreign currency transactions                                                    17,895                35,859
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and liabilities
   in foreign currencies                                                            11,632                 6,588
                                                                                    ------                 -----
Net gain on investments and foreign currencies                                      29,527                42,447
                                                                                    ------                ------
Net increase in net assets resulting from operations                               $43,546               $52,464
                                                                                   =======               =======
See accompanying notes to financial statements.


Statements of operations
Strategist Growth and Income Fund, Inc.
Six months ended March 31, 1997 (Unaudited)
                                                                         Strategist Total             Strategist
                                                                              Return Fund            Equity Fund
Investment income
Income:
Dividends                                                                          $ 3,486               $ 5,837
Interest                                                                             6,088                 1,118
                                                                                     -----                 -----
Total income                                                                         9,574                 6,955
                                                                                     =====                 =====
Expenses (Note 2):
Distribution fee                                                                       718                   747
Transfer agency fee                                                                     77                    97
Administrative services fees and expenses                                              115                   120
Postage                                                                                978                    98
Registration fees                                                                      778                   102
Reports to shareholders                                                                527                    98
Audit fees                                                                           1,500                    27
Other                                                                                4,701                   399
                                                                                     -----                   ---
Total feeder expenses                                                                9,394                 1,688
Expenses allocated from corresponding Portfolio                                      1,475                 1,495
                                                                                     -----                 -----
Total expenses                                                                      10,869                 3,183
Less expenses reimbursed by AEFC                                                    (7,296)                   --
                                                                                    ------                ------
Total net expenses                                                                   3,573                 3,183
                                                                                     -----                 -----
Investment income-- net                                                              6,001                 3,772
                                                                                     =====                 =====
Realized and unrealized gain (loss) -- net
Net realized gain on security and
   foreign currency transactions                                                    31,410                17,312
Net realized loss on option contracts written                                          (18)                   --
Net realized loss on financial futures contracts                                      (337)                   --
                                                                                      ----                  ----
Net realized gain on investments and foreign currencies                             31,055                17,312
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                                (8,324)               19,156
                                                                                    ------                ------
Net gain on investments and foreign currencies                                      22,731                36,468
                                                                                    ------                ------
Net increase in net assets resulting from operations                               $28,732               $40,240
                                                                                   =======               =======
See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                                Strategist Balanced Fund
                                                                          March 31, 1997       For the period from
                                                                         Six months ended       May 13, 1996* to
                                                                            (Unaudited)          Sept. 30, 1996

Operations and distributions
Investment income-- net                                                          $  14,019             $   4,697
Net gain (loss) on investments and foreign currencies                               17,895                (7,479)
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                                11,632                23,110
                                                                                    ------                ------
Net increase in net assets resulting from operations                                43,546                20,328
                                                                                    ------                ------
Distributions to shareholders from:
   Net investment income                                                           (12,312)               (3,398)
                                                                                   =======                ======
Capital share transactions (Note 3)
Proceeds from sales                                                                178,154               479,489
Reinvestment of distributions at net asset value                                    12,312                 3,398
                                                                                    ------                 -----
Increase in net assets from capital share transactions                             190,466               482,887
                                                                                   -------               -------
Total increase in net assets                                                       221,700               499,817
Net assets at beginning of period (Note 1)                                         524,817                25,000
                                                                                   -------                ------
Net assets at end of period (including undistributed
   net investment income of $2,388 and $681)                                      $746,517              $524,817
                                                                                  ========              ========
*Commencement of operations.
See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                              Strategist Equity Income Fund
                                                                          March 31, 1997       For the period from
                                                                         Six months ended       May 13, 1996* to
                                                                            (Unaudited)          Sept. 30, 1996

Operations and distributions
Investment income-- net                                                          $  10,017             $   4,206
Net gain (loss) on investments and foreign currencies                               35,859                (9,676)
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                                 6,588                33,557
                                                                                     -----                ------
Net increase in net assets resulting from operations                                52,464                28,087
                                                                                    ------                ------
Distributions to shareholders from:
   Net investment income                                                            (9,447)               (3,953)
                                                                                    ======                ======
Capital share transactions (Note 3)
Proceeds from sales                                                                 98,792               481,588
Reinvestment of distributions at net asset value                                     3,622                 3,788
Payments for redemptions                                                            (3,649)               (1,000)
                                                                                    ------                ------
Increase in net assets from capital share transactions                              98,765               484,376
                                                                                    ------               -------
Total increase in net assets                                                       141,782               508,510
Net assets at beginning of period (Note 1)                                         533,510                25,000
                                                                                   -------                ------
Net assets at end of period (including undistributed
   net investment income of $931 and $361)                                        $675,292              $533,510
                                                                                  ========              ========
* Commencement of operations.
See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                              Strategist Total Return Fund
                                                                          March 31, 1997       For the period from
                                                                         Six months ended       May 13, 1996* to
                                                                            (Unaudited)          Sept. 30, 1996
Operations and distributions
Investment income-- net                                                          $   6,001            $    1,139
Net gain (loss) on investments and foreign currencies                               31,055               (16,662)
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                                (8,324)               40,143
                                                                                    ------                ------
Net increase in net assets resulting from operations                                28,732                24,620
                                                                                    ------                ------
Distributions to shareholders from:
   Net investment income                                                            (5,664)                  (86)
                                                                                    ======                   ===

Capital share transactions (Note 3)
Proceeds from sales                                                                 45,800               479,101
Reinvestment of distributions at net asset value                                     5,664                    86
Payments for redemptions                                                            (3,400)                   --
                                                                                    ------
Increase in net assets from capital share transactions                              48,064               479,187
                                                                                    ------               -------
Total increase in net assets                                                        71,132               503,721
Net assets at beginning of period (Note 1)                                         528,721                25,000
                                        -                                          -------                ------
Net assets at end of period (including undistributed
   net investment income of $107 and $(230))                                      $599,853              $528,721
                                                                                  ========              ========
*Commencement of operations.
See accompanying notes to financial statements.


Statements of changes in net assets
Strategist Growth and Income Fund, Inc.
                                                                                 Strategist Equity Fund
                                                                          March 31, 1997       For the period from
                                                                         Six months ended       May 13, 1996* to
                                                                            (Unaudited)          Sept. 30, 1996
Operations and distributions
Investment income-- net                                                          $   3,772             $   3,636
Net gain (loss) on investments and foreign currencies                               17,312               (28,922)
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                                19,156                53,902
                                                                                    ------                ------
Net increase in net assets resulting from operations                                40,240                28,616
                                                                                    ------                ------
Distributions to shareholders from:
   Net investment income                                                            (4,759)               (2,429)
                                                                                    ======                ======

Capital share transactions (Note 3)
Proceeds from sales                                                                 50,470               480,500
Reinvestment of distributions at net asset value                                     4,759                 2,429
                                                                                     -----                 -----
Increase in net assets from capital share transactions                              55,229               482,929
                                                                                    ------               -------
Total increase in net assets                                                        90,710               509,116
Net assets at beginning of period (Note 1)                                         534,116                25,000
                                        -                                          -------                ------
Net assets at end of period (including undistributed
   net investment income of $340 and $1,327)                                      $624,826              $534,116
                                                                                  ========              ========

*Commencement of operations.
See accompanying notes to financial statements.

 Notes to financial statements
 Strategist Growth and Income Fund, Inc.
 (Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

Strategist Balanced Fund (Balanced Fund), Strategist Equity Income Fund (Equity Income Fund), Strategist Total Return Fund (Total Return Fund), and Strategist Equity Fund (Equity Fund) are series of capital stock within Strategist Growth and Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. On April 15, 1996, American Express Financial Corporation (AEFC) invested $25,000 in each Fund; which represented 1,871 shares for Balanced Fund, 2,880 shares for Equity Income Fund, 2,103 shares for Total Return Fund and 1,150 shares for Equity Fund. Operations did not formally commence until May 13, 1996.

Investments in Portfolios

Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series of Growth and Income Trust (the Trust).

Balanced Fund invests all of its assets in the Balanced Portfolio, an open-end investment company that has the same objectives as the Fund. Balanced Portfolio balances its investments between common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies.

Equity Income Fund invests all of its assets in the Equity Income Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Income Portfolio invests primarily in dividend-paying stocks.

Total Return Fund invests all of its assets in the Total Return Portfolio, an open-end investment company that has the same objectives as the Fund. Total Return Portfolio invests primarily in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities, and money market instruments.

Equity Fund invests all of its assets in the Equity Portfolio, an open-end investment company that has the same objectives as the Fund. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of March 31,1997, the percentages of the corresponding Portfolio owned by Balanced Fund, Equity Income Fund, Total Return Fund and Equity Fund were 0.02%, 0.04%, 0.02%, and 0.02%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs

Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

Dividends from net investment income, declared quarterly and paid at the end of each calendar quarter for Balanced Fund, Total Return Fund and Equity Fund, and declared daily and paid each calendar quarter for Equity Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

At March 31, 1997, AEFC owned 39,030 shares for Balanced Fund, 59,541 shares for Equity Income Fund, 43,334 shares for Total Return Fund and 23,788 shares for Equity Fund.


2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services and transfer agent services.

Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, office expenses, consultants' fees, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Funds approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until Sept. 30, 1997. Under this agreement, each Fund's total expenses will not exceed 1.25% (1.30% for Total Return Fund) of each of the Fund's average daily net assets.


3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:
                                  Six months ended March 31, 1997
                                      Equity      Total
                        Balanced       Income     Return     Equity
                            Fund         Fund       Fund       Fund

Sold                      12,144       10,278      3,546      2,074
Issued for reinvested
   distributions             843          374        439        197

Redeemed                    (137)        (387)      (253)        --
                            ----         ----       ----       ----

Net increase              12,850       10,265      3,732      2,271
                          ======       ======      =====      =====



                                  Period ended Sept. 30, 1996*
                                       Equity      Total
                        Balanced       Income     Return     Equity
                            Fund         Fund       Fund       Fund

Sold                      36,541       56,644     41,149     22,586
Issued for reinvested
   distributions             251          427          7        109
Redeemed                      --         (113)        --         --
                            ----         ----       ----       ----

Net increase              36,792       56,958     41,156     22,695
                          ======       ======     ======     ======
*Inception date was May 13, 1996.

4. Capital loss carryover

For federal income tax purposes, capital loss carryovers were $6,824 for Balanced Fund, $9,584 for Equity Income Fund, $15,381 for Total Return Fund and $28,844 for Equity Fund at Sept. 30, 1996. These capital loss carryovers will expire in 2004 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until the respective capital loss carryover has been offset or expires.


5. Financial highlights

The tables below show certain important information for evaluating each Fund's results.

Fiscal period ended Sept. 30,

Per share income and capital changes*
                                                             Balanced Fund                   Equity Income Fund
                                                         1997***          1996**             1997***       1996**

Net asset value, beginning of period                      $13.57           $13.36              $8.92         $8.68

Income from investment operations:

Net investment income                                        .30              .18                .15           .13

Net gains (both realized and unrealized)                     .89              .17                .70           .23

Total from investment operations                            1.19              .35                .85           .36

Dividends from net investment income                        (.27)            (.14)              (.14)         (.12)

Net asset value, end of period                            $14.49           $13.57              $9.63         $8.92

Ratios/supplemental data:

Net assets, end of period (in thousands)                    $747             $525               $675          $534

Ratio of expenses to average
   daily net assets++                                        .68%+           1.25%+             1.13%+        1.25%+

Ratio of net income to average
   daily net assets                                         4.51%+           3.91%+             3.21%+        3.51%+

Total return                                                 8.8%             2.6%               8.6%          4.1%

Portfolio turnover rate (excluding short-term
   securities) for the underlying Portfolio                   26%              14%                50%           17%

Average brokerage commission rate
   for the underlying Portfolio#                          $.0491           $.0483             $.0547        $.0324

    * For a share outstanding throughout the period. Rounded to the nearest cent.
   ** Inception date was May 13, 1996.
  *** Six months ended March 31, 1997 (Unaudited).
    + Adjusted to an annual basis.
   ++ The Advisor and Distributor voluntarily limited total operating expenses to 1.25% of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 34.04% and 14.58% for Balanced Fund for periods 1996 and 1997 respectively, 24.26% and 8.77% for Equity Income Fund for the periods 1996 and 1997 respectively.
    # The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.


Financial highlights (continued)

Fiscal period ended Sept. 30,

Per share income and capital changes*
                                                           Total Return Fund                     Equity Fund

                                                         1997***          1996**             1997***       1996**

Net asset value, beginning of period                      $12.22           $11.89             $22.40        $21.73

Income from investment operations:

Net investment income                                        .13              .06                .15           .21

Net gains (both realized and unrealized)                     .55              .31               1.56           .62

Total from investment operations                             .68              .37               1.71           .83

Dividends from net investment income                        (.13)            (.04)              (.19)         (.16)

Net asset value, end of period                            $12.77           $12.22             $23.92        $22.40

Ratios/supplemental data:

Net assets, end of period (in thousands)                    $600             $529               $625          $534

Ratio of expenses to average
   daily net assets++                                       1.24%+           1.30%+             1.06%+        1.25%+

Ratio of net income to average
   daily net assets                                         2.09%+            .96%+             1.26%+        3.06%+

Total return                                                 5.4%             3.2%               7.6%          3.8%

Portfolio turnover rate (excluding short-term
   securities) for the underlying Portfolio                   47%              35%                37%           21%

Average brokerage commission rate
   for the underlying Portfolio#                          $.0330           $.0384             $.0351        $.0488

    * For a share outstanding throughout the period. Rounded to the nearest cent.
   ** Inception date was May 13, 1996.
  *** Six months ended March 31, 1997 (Unaudited).
    + Adjusted to an annual basis.
   ++ The Advisor and Distributor voluntarily limited total operating expenses to 1.30% for Strategist Total Return and 1.25% for Strategist Equity of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 31.60% and 3.78% for Total Return
      Fund for periods 1996 and 1997 respectively, and 34.21% for Equity Fund for the period ended 1996.
    # The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Financial statements

Statement of assets and liabilities
Balanced Portfolio
March 31, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
   (identified cost $3,901,878,635)                              $4,302,929,492
Dividends and accrued interest receivable                            34,423,102
U.S. government securities held as collateral (Note 5)              127,048,303
Receivable for investment securities sold                            18,095,459
                                                                     ----------
Total assets                                                      4,482,496,356
                                                                  -------------

Liabilities
Disbursements in excess of cash on demand deposit                     8,336,198
Payable for investment securities purchased                          43,662,699
Payable upon return of securities loaned (Note 5)                   168,573,353
Unrealized depreciation on foreign currency contracts held,
   at value (Notes 1 and 4)                                             930,300
Accrued investment management services fee                              214,903
Other accrued expenses                                                   88,805
                                                                         ------
Total liabilities                                                   221,806,258
                                                                    -----------
Net assets                                                       $4,260,690,098
                                                                 ==============

See accompanying notes to financial statements.

Statement of operations
Balanced Portfolio
Six months ended March 31, 1997 (Unaudited)



Investment income
Income:
Dividends (net of foreign taxes withheld of $170,851)              $ 46,032,701
Interest                                                             54,661,497
                                                                     ----------
Total income                                                        100,694,198
                                                                    -----------

Expenses (Note 2):
Investment management services fee                                   10,344,820
Compensation of board members                                             8,196
Custodian fees                                                           97,286
Audit fees                                                               14,250
Administrative services fees and expenses                                12,809
                                                                         ------
Total expenses                                                       10,477,361
   Earnings credits on cash balances (Note 2)                            (1,318)
                                           -                             ------
Total net expenses                                                   10,476,043
                                                                     ----------
Investment income -- net                                             90,218,155
                                                                     ----------

Realized and unrealized gain -- net
Netrealized gain on security and foreign currency
   transactions (including loss of $4,281,394 from foreign
   currency transactions) (Note 3)                                  195,637,932
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                 41,436,955
                                                                     ----------
Net gain on investments and foreign currencies                      237,074,887
                                                                    -----------
Net increase in net assets resulting from operations               $327,293,042
                                                                   ============

See accompanying notes to financial statements.


Statements of changes in net assets
Balanced Portfolio

                                                                        Six months ended       For the period from
                                                                         March 31, 1997          May 13, 1996* to
                                                                           (Unaudited)            Sept. 30, 1996

Operations
Investment income-- net                                                   $  90,218,155           $  69,251,201
Net realized gain on investments and
   foreign currencies                                                       195,637,932              58,304,995
Net change in unrealized appreciation or
   depreciation of investments and on
   translation of assets and liabilities in
   foreign currencies                                                        41,436,955              26,384,443
                                                                             ----------              ----------
Net increase in net assets resulting
   from operations                                                          327,293,042             153,940,639
Net contributions (withdrawals)                                             (84,695,716)          3,864,127,133
                                                                            -----------           -------------
Total increase in net assets                                                242,597,326           4,018,067,772
Net assets at beginning of period (Note 1)                                4,018,092,772                  25,000
                                                                          -------------                  ------
Net assets at end of period                                              $4,260,690,098          $4,018,092,772
                                                                         ==============          ==============

*Commencement of operations.
See accompanying notes to financial statements.


Notes to financial statements

Balanced Portfolio
(Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing in common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

Investments in securities include issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1997 was $4,442,054 representing 0.10% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Mutual Fund to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $18,925 for the six months ended March 31, 1997.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $1,318 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,011,785,609 and $1,068,804,639, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 26%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $13,239 during this period.

4. Foreign currency contracts

At March 31, 1997, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting   policies)  on  this   contract  is  included  in  the
accompanying financial statements. The terms of the open contract are as follows:

                  Currency to      Currency to      Unrealized       Unrealized
Exchange date    be delivered      be received    appreciation     depreciation

May 27, 1997       30,000,000       48,390,000     $       --          $930,300
                British Pound      U.S. Dollar

5. Lending of portfolio securities

At March 31, 1997, securities valued at $162,773,006 were on loan to brokers. For collateral, the Portfolio received $41,525,050 in cash and U.S. government securities valued at $127,048,303. Income from securities lending amounted to $192,836 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



Investments in securities


Balanced Portfolio
March 31, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (60.0%)
Issuer                                                                    Shares                         Value (a)

Aerospace & defense (0.7%)
Rockwell  Intl                                                           450,000                   $    29,193,750

Automotive & related (1.6%)
Ford Motor                                                             1,100,000                        34,512,500
Genuine Parts                                                            700,000                        32,637,500
                                                                                                       -----------
Total                                                                                                   67,150,000

Banks and savings & loans (5.6%)
Banc One                                                                 725,000(c)                     28,818,750
Barnett Banks                                                            527,850(c)                     24,545,025
First Union                                                              450,000                        36,506,250
Mellon Bank                                                              325,000                        23,643,750
Morgan (JP)                                                              350,000                        34,387,500
Natl City                                                                700,000                        32,637,500
NationsBank                                                              540,000                        29,902,500
Norwest                                                                  650,000                        30,062,500
                                                                                                       -----------
Total                                                                                                  240,503,775

Beverages & tobacco (2.3%)
Anheuser-Busch                                                           875,000                        36,859,375
Philip Morris                                                            300,000                        34,237,500
UST                                                                    1,000,000                        27,875,000
                                                                                                       -----------
Total                                                                                                   98,971,875

Building materials (0.7%)
Weyerhaueser                                                             650,000                        29,006,250

Chemicals (3.4%)
ARCO Chemical                                                            575,000                        25,012,500
Dow Chemical                                                             500,000                        40,000,000
Lubrizol                                                                 850,000                        27,625,000
Lyondell Petrochemical                                                   800,000(c)                     18,300,000
Nalco Chemical                                                           875,000                        32,703,125
                                                                                                       -----------
Total                                                                                                  143,640,625

Computers & office equipment (0.9%)
Xerox                                                                    675,000                        38,390,625

Electronics (0.7%)
AMP                                                                      900,000                        30,937,500

Energy (4.9%)
Amoco                                                                    450,000                        38,981,250
Atlantic Richfield                                                       250,000                        33,750,000
Chevron                                                                  550,000                        38,293,750
Exxon                                                                    275,000                        29,631,250
Mobil                                                                    300,000                        39,187,500
Ultramar                                                                 925,000                        29,368,750
                                                                                                       -----------
Total                                                                                                  209,212,500

Food (1.1%)
General Mills                                                            250,000                        15,531,250
Heinz (HJ)                                                               825,000                        32,587,500
                                                                                                       -----------
Total                                                                                                   48,118,750

Health care (3.1%)
American Home Products                                                   625,000                        37,500,000
Baxter Intl                                                              900,000                        38,812,500
Bristol-Myers Squibb                                                     480,000                        28,320,000
Schering-Plough                                                          375,000                        27,281,250
                                                                                                       -----------
Total                                                                                                  131,913,750

Insurance (3.9%)
Lincoln Natl                                                             625,000                        33,437,500
Marsh & McLennan                                                         300,000                        33,975,000
SAFECO                                                                   925,000                        37,000,000
St. Paul Companies                                                       575,000                        37,303,125
Transamerica                                                             250,000                        22,375,000
                                                                                                       -----------
Total                                                                                                  164,090,625

Media (3.1%)
Dun & Bradstreet                                                       1,150,000                        29,181,250
Gannett                                                                  500,000                        42,937,500
Knight-Ridder                                                            700,000                        27,912,500
McGraw-Hill                                                              650,000                        33,231,250
                                                                                                       -----------
Total                                                                                                  133,262,500

Metals (0.4%)
Reynolds Metals                                                          246,000                        15,252,000

Multi-industry conglomerates (1.3%)
Emerson Electric                                                         850,000                        38,250,000
General Electric                                                         175,000                        17,368,750
                                                                                                       -----------
Total                                                                                                   55,618,750

Paper & packaging (1.5%)
Kimberly-Clark                                                           225,000                        22,359,375
Union Camp                                                               600,000                        28,275,000
Unisource Worldwide                                                      750,000                        11,531,250
                                                                                                       -----------
Total                                                                                                   62,165,625

Real estate investment trust (3.6%)
AMLI                                                                     425,000                         9,775,000
CBL & Associates                                                         500,000                        12,250,000
Developers Diversified Realty                                            303,100                        11,442,025
Gables Residential                                                       475,000                        12,112,500
Liberty Property Trust                                                   500,000                        12,250,000
LTC Properties                                                           532,700                         8,856,138
Meditrust                                                                500,000                        18,625,000
Merry Land & Investment                                                  550,000                        11,275,000
Nationwide Health Properties                                             550,000                        11,756,250
Omega Healthcare Investors                                               300,000                         9,375,000
Simon Properties                                                         675,000                        20,418,750
United Dominion Realty Trust                                           1,050,000                        15,356,250
                                                                                                       -----------
Total                                                                                                  153,491,913

Retail (2.9%)
Jostens                                                                  750,000                        16,968,750
Limited                                                                1,900,000                        34,912,500
May Department Stores                                                    800,000                        36,400,000
Penney (JC)                                                              775,000                        36,909,375
                                                                                                       -----------
Total                                                                                                  125,190,625

Transporation (1.2%)
GATX                                                                     400,000                        19,550,000
Union Pacific                                                            525,000                        29,793,750
                                                                                                       -----------
Total                                                                                                   49,343,750

Utilities -- electric (4.0%)
Dominion Resources                                                       500,000                        18,187,500
DTE Energy                                                               675,000                        18,140,625
Entergy                                                                1,000,000                        24,500,000
General Public                                                           825,000                        26,503,125
Northern States Power                                                    550,000                        26,056,250
PECO Energy                                                              950,000                        19,356,250
Southern                                                               1,050,000                        22,181,250
Unicom                                                                    87,700                         1,710,150
Union Electric                                                           375,000                        13,828,125
                                                                                                       -----------
Total                                                                                                  170,463,275

Utilities -- telephone (4.5%)
AT&T                                                                   1,050,000                        36,487,500
Bell Atlantic                                                            600,000                        36,525,000
BellSouth                                                                950,000(c)                     40,137,500
GTE                                                                      850,000                        39,631,250
SBC Communications                                                       750,000                        39,468,750
                                                                                                       -----------
Total                                                                                                  192,250,000

Foreign (8.6%) (h)
Anglian Water                                                          1,550,000                        16,294,851
B.A.T. Inds                                                            4,250,000(b)                     36,253,966
BTR                                                                    7,000,000                        30,691,143
Grand Metropolitan ADR                                                 1,500,000                        12,116,874
Imperial Chemical Inds                                                 2,500,000                        28,646,990
KPN ADR                                                                  850,000                        30,812,500
National Westminster Bank ADR                                          2,150,000                        24,282,693
Repsol  ADR                                                              400,000                        16,300,000
Royal Dutch Petroleum                                                    225,000                        39,375,000
Severn Trent Water                                                     1,238,015                        14,053,770
SmithKline Beecham ADR                                                   550,000                        38,500,000
Tele Danmark ADR                                                       1,050,000(c)                     27,431,250
Thames Water                                                           1,823,893                        19,909,399
Tomkins                                                                7,194,444                        32,253,851
                                                                                                       -----------
Total                                                                                                  366,922,287

Total common stocks
(Cost: $2,159,078,710)                                                                              $2,555,090,750

Preferred stocks (--%)
Issuer                                                                  Shares                         Value (a)

Virginia-American Water
  5.05% Cm                                                                 2,200(i)                       $197,124
Western Resources
  4.25% Cm                                                                10,000(i)                        586,250

Total preferred stocks
(Cost: $1,220,000)                                                                                        $783,374

Bonds (31.4%)
Issuer                              Coupon          Maturity             Principal                    Value(a)
                                     rate             year                amount

U.S. government obligations (10.0%)
U.S. Treasury                      5.875%             2004               $25,000,000(c)               $ 23,666,000
                                   6.00               1997                20,000,000                    20,016,200
                                   6.25               2000                30,000,000                    29,645,400
                                   6.375             1997                 40,000,000(c)                 40,094,400
                                   6.625              2001                25,000,000                    24,899,500
                                   6.75               2000                15,000,000                    15,052,350
                                   6.875              2000                20,000,000                    20,147,400
                                   7.125              1999                62,650,000(c)                 63,510,185
                                   7.50               2001                50,000,000(c)                 51,462,000
                                  10.375              2012                40,000,000                    49,650,400
Govt Trust Certs
   Israel                          9.25               2001                 9,298,587                     9,772,536
Overseas Private
  Investment                       6.99               2009                17,500,000                    17,193,750
Resolution
  Funding Corp                     8.125              2019                55,000,000                    59,656,300
                                                                                                       -----------
Total                                                                                                  424,766,421

Mortgage-backed securities (8.6%)
Collateralized Mtge
  Obligation Trust                 9.95               2014                 4,663,169                     4,974,367
Federal Home
  Loan Mtge Corp                   5.50               2009                 5,110,080                     4,731,627
                                   6.50              2007-11              43,844,153                    42,317,376
                                   6.75               2008                 2,335,977                     2,289,631
                                   7.00               2003                 6,386,651                     6,334,792
                                   8.00               2024                 8,237,420                     8,306,449
                                   8.50               2026                12,503,200                    12,823,532
Collateralized
  Mtge Obligation                  7.50               2003                 7,800,000                     7,840,170
                                   8.50               2022                 7,000,000                     7,271,810
  Inverse Floater                  4.00               1997                 4,580,093(e)                  4,514,048
  Trust Series Z                   6.50               2023                21,354,283(f)                 17,500,939
                                   8.25               2024                 6,354,985(f)                  6,131,226
Federal Natl
  Mtge Assn                        5.50               2009                 7,489,607                     6,921,745
                                   6.50              2023-24              30,859,329                    28,915,974
                                   7.00               2011                24,280,178                    23,878,099
                                   7.40               2004                33,750,000(c)                 34,444,238
                                   7.50              2002-25              26,496,444                    26,085,616
                                   8.50              2025-26              13,575,476                    13,910,271
                                   9.00               2024                 7,694,090                     8,114,879
Collateralized
  Mtge Obligation                  4.50               2007                11,900,000                    10,107,384
                                   5.00               2024                 6,696,552                     5,897,318
  Trust Series Z                   6.00               2024                 7,215,984(f)                  5,091,526
                                   6.50               2023                17,733,524(f)                 14,281,578
                                   7.00              2016-22              38,750,146(f)                 34,689,352
                                   7.50               2014                 8,665,606(f)                  8,214,423
                                   8.00              2006-20              20,932,796(f)                 20,818,453
                                                                                                       -----------
Total                                                                                                  366,406,823

Aerospace & defense (0.2%)
United Technologies                8.875              2019                 9,500,000                    10,575,780

Automotive & related (0.3%)
Ford Motor Credit
  Medium-term Nts                  6.55               2001                13,000,000                    12,763,920

Banks and savings & loans (1.2%)
Bank of America                    7.70               2026                10,000,000(g)                  9,318,800
First Bank System                  6.875              2007                 5,750,000                     5,496,482
Morgan (JP)                        4.00               2012                14,325,000(k)                 13,976,186
Mellon Capital I                   7.72               2026                 3,850,000                     3,604,408
Union Planters                     8.20               2026                10,000,000(g)                  9,570,900
US Capital Trust A                 8.41               2027                10,000,000(g)                  9,883,900
                                                                                                       -----------
Total                                                                                                   51,850,676

Beverages & tobacco (0.1%)
Coca-Cola                          7.375              2093                 3,000,000                     2,869,260

Building materials (0.1%)
Owens-Corning
  Fiberglas                        9.375              2012                 3,500,000                     3,757,530

Commercial finance (0.4%)
Premium Auto Asset-
  Backed Obligation                6.45               1998                 4,089,724                     4,099,908
Salomon Brothers                   6.75               2006                 7,000,000                     6,575,730
Standard Credit
  Card Trust                       5.95               2004                 8,550,000                     8,014,941
                                                                                                       -----------
Total                                                                                                   18,690,579

Computers & office equipment (0.1%)
IBM                                6.375              2000                 5,100,000                     5,033,598

Electronics (0.1%)
Harris                            10.375              2018                 4,000,000                     4,381,520

Energy (0.2%)
Occidental Petroleum
  Medium-term Nts                  6.25               2000                 6,500,000                     6,360,575

Financial services (0.8%)
Associates                         6.00               2000                 6,000,000                     5,863,980
Avco Financial                     7.25               1999                 6,500,000                     6,579,040
Corporate Property
  Investors                        7.18               2013                 1,500,000(g)                  1,387,500
Intl Lease Finance
  Medium-term Nts                  5.99               1998                 5,000,000                     4,989,000
Nationwide Trust
  Credit Sensitive Nts             9.875              2025                10,500,000(g)                 11,205,180
Property Trust
  America REIT                     7.50               2014                 5,000,000                     4,665,250
                                                                                                       -----------
Total                                                                                                   34,689,950

Health care (0.3%)
Kaiser Foundation                  9.55               2005                 6,000,000                     6,747,900
Lilly (Eli)                        6.77               2036                 5,000,000                     4,389,250
                                                                                                       -----------
Total                                                                                                   11,137,150

Household products (0.1%)
Proctor & Gamble                   8.00               2024                 3,000,000                     3,176,730

Insurance (0.7%)
American United Life               7.75               2026                 4,000,000(i)                  3,658,680
Equitable IBM                      7.33               2009                 5,500,000(g)                  5,439,844
New York Life                      7.50               2023                11,500,000(g)                 10,619,330
Principal Mutual                   8.00               2044                 7,150,000(g)                  6,839,762
SunAmerica                         8.125              2023                 5,150,000                     5,157,776
                                                                                                       -----------
Total                                                                                                   31,715,392

Paper & packaging (0.7%)
Crown Cork & Seal                  8.00               2023                 6,000,000                     5,705,160
Federal Paper Board               10.00               2011                 7,000,000                     8,339,380
Intl Paper                         5.125              2012                13,400,000                    10,274,584
Pope & Talbot                      8.375              2013                 4,500,000                     3,880,395
                                                                                                       -----------
Total                                                                                                   28,199,519

Retail (0.3%)
Wal-Mart                           7.00               2006                14,566,985(g)                 14,394,512

Transportation (0.2%)
Burlington Northern                7.00               2025                10,200,000                     8,954,886

Utilities -- electric (1.3%)
Arizona Public Service
  Sale Lease-Backed
  Obligation                       8.00               2015                 5,400,000                     5,394,384
Commonwealth
  Edison                           6.50               1997                10,000,000                    10,002,200
Pacific Gas &
  Electric                         8.25               2022                 4,600,000                     4,599,448
Public Service
  Electric & Gas                   6.75               2016                13,000,000                    11,915,280
Texas Utilities
  Electric                         8.175              2037                10,000,000(k)                  9,694,200
Wisconsin Electric
  Power 1st Mtge                   6.875              2095                 8,000,000                     7,077,840
                                   7.75               2023                 5,500,000                     5,343,965
                                                                                                       -----------
Total                                                                                                   54,027,317

Utilities -- telephone (1.9%)
Bell Telephone
  Pennsylvania                     7.375              2033                 5,000,000                     4,621,350
BellSouth
  Telecommunications               6.50               2005                 9,000,000                     8,570,880
                                   7.00               2095                10,000,000                     9,125,500
GTE                                8.75               2021                 5,000,000                     5,451,500
                                   9.375              2000                 4,600,000                     4,926,830
Illinois Bell Telephone
  1st Mtge                         4.375              2003                 4,600,000                     3,982,312
New York Telephone                 4.875              2006                13,000,000                    10,934,690
Pacific Bell
  Telephone                        6.625              2034                 6,100,000                     5,162,674
                                   7.375              2043                 7,500,000                     6,911,325
360 Communications                 7.60               2009                 4,500,000                     4,403,340
U S WEST                           6.625              2005                 7,000,000                     6,701,240
Worldcom                           7.75               2007                10,000,000                     9,904,300
                                                                                                       -----------
Total                                                                                                   80,695,941

Miscellaneous (0.2%)
Marshall & Ilsley                  7.65               2026                10,000,000(g)                  9,264,700

Municipal bonds (0.4%)
Los Angeles County Pension Obligation
  Taxable Revenue Bonds Series 1994C
  Zero Coupon
  (MBIA Insured)                   7.05               2008                 9,440,000(d,l)                4,152,184
Los Angeles County Pension Obligation
  Taxable Revenue Bonds Series 1995D
  (MBIA Insured)                   6.97               2008                10,500,000(l)                 10,095,645
Yale University                    7.375              2096                 4,000,000                     3,806,360
                                                                                                       -----------
Total                                                                                                   18,054,189

Foreign (3.2%)(h)
ABN Amro Bank
  (U.S. Dollar)                    7.125              2093                 7,000,000                     6,273,610
Asian Development Bank
  (U.S. Dollar)                    9.125              2000                17,700,000                    18,875,811
Canadian Natl Railway
  (U.S. Dollar)                    7.625              2023                 6,000,000                     5,691,540
China Light & Power
  (U.S. Dollar)                    7.50               2006                 7,000,000                     6,923,140
Dao Heng Bank
  (U.S. Dollar)                    7.75               2007                 7,750,000(g)                  7,565,938
Govt of Poland PDI Euro
  (U.S. Dollar)                    4.00               2014                10,000,000(k)                  7,950,000
Grand Metropolitan
  (U.S. Dollar)                    6.50               2000                20,000,000(g)                 23,750,000
Interamer Development Bank Euro
  (U.S. Dollar)                    9.50               2000                 5,000,000                     5,368,750
Israel Electric
  (Israel Dollar)                  7.25               2006                10,000,000(g)                  9,625,000
KFW Intl Finance
  (U.S. Dollar)                    8.00               2010                 6,750,000                     7,109,572
Petronas
  (U.S. Dollar)                    7.75               2015                10,000,000(g)                  9,979,100
Ras Laffan Liquefied Natural Gas
  (U.S. Dollar)                    8.29               2014                10,000,000(g)                 10,048,100
Republic of Poland
  (U.S. Dollar)                    7.75               2000                 5,000,000(g)                  5,063,799
Republic of Slovenia
  (U.S. Dollar)                    7.00               2001                 7,200,000(g)                  7,206,984
State of Israel
  (U.S. Dollar)                    6.375              2005                 7,300,000                     6,737,170
                                                                                                       -----------
Total                                                                                                  138,168,514

Total bonds
(Cost: $1,334,333,251)                                                                              $1,339,935,482

Short-term securities (9.6%)
Issuer                                               Annualized              Amount                    Value (a)
                                                    yield on date          payable at
                                                     of purchase            maturity
U.S. government agency (0.1%)
Federal Natl Mtge Assn Disc Nts
  04-09-97                                              5.24%                $  1,460,000              $  1,458,306
  04-11-97                                              5.22                    2,900,000                 2,895,811
                                                                                                       -----------
Total                                                                                                     4,354,117

Commercial paper (9.2%)
Alabama Power
  04-07-97                                              5.31                    4,620,000                 4,615,927
American General Capital
  04-29-97                                              5.54                    8,500,000                 8,463,507
ANZ (Delaware)
  05-01-97                                              5.41                    6,700,000                 6,668,418
Avco Financial Services
  04-17-97                                              5.31                    3,000,000                 2,992,596
Barclays U.S. Funding
  05-08-97                                              5.36                   15,000,000                14,910,440
  05-14-97                                              5.37                    7,500,000                 7,449,023
BBV Finance (Delaware)
  04-17-97                                              5.41                   12,400,000                12,367,483
  08-04-97                                              5.52                    8,000,000                 7,835,080
Beneficial
  04-15-97                                              5.30                   12,200,000                12,174,854
BHP Finance
  04-08-97                                              5.30                    8,400,000                 8,389,562
BOC Group
  04-01-97                                              5.28                    3,200,000                 3,200,000
Chevron Transport
  04-28-97                                              5.39                   10,500,000(j)              9,959,800
Ciesco LP
  04-03-97                                              5.36                    5,000,000(j)              4,997,436
  05-05-97                                              5.37                    7,700,000(j)              7,661,239
  05-12-97                                              5.32                   11,000,000                10,926,670
Commercial Credit
  04-24-97                                              5.35                    3,400,000                 3,388,466
Dean Witter, Discover & Co
  04-25-97                                              5.38                   10,000,000                 9,958,537
  05-12-97                                              5.39                   10,700,000                10,634,804
Deutsche Bank Financial
  05-27-97                                              5.33                    8,700,000                 8,618,493
First Chicago NBD
  04-14-97                                              5.34                    8,000,000                 7,981,366
Fleet Funding
  04-07-97                                              5.29                    8,500,000(j)              8,492,548
Gannett
  04-16-97                                              5.33                    5,100,000(j)              5,088,737
  04-22-97                                              5.32                   12,500,000(j)             12,461,427
  05-19-97                                              5.40                    2,500,000                 2,480,134
Household Finance
  04-16-97                                              5.34                    8,000,000                 7,982,267
  04-23-97                                              5.33                    9,700,000                 9,668,583
Kredietbank North America Finance
  04-11-97                                              5.28                    1,300,000                 1,298,104
  04-18-97                                              5.30                    8,900,000                 8,877,893
  05-06-97                                              5.42                   10,200,000                10,140,607
Merrill Lynch
  05-13-97                                              5.54                    2,200,000                 2,185,883
Metlife Funding
  05-20-97                                              5.32                    7,800,000                 7,738,476
Mobil Australia Finance (Delaware)
  04-02-97                                              5.37                    3,000,000(j)              2,999,397
  04-30-97                                              5.35                    8,500,000(j)              8,463,641
Morgan Stanley Group
  04-18-97                                              5.39                    8,800,000                 8,773,617
  05-14-97                                              5.33                    8,600,000                 8,540,710
  05-15-97                                              5.40                   12,000,000                11,918,601
  05-19-97                                              5.38                    9,200,000                 9,128,384
NationsBank
  04-14-97                                              5.32                    8,500,000                 8,500,000
New Center
  05-07-97                                              5.58                   15,000,000                14,916,750
Paccar Financial
  04-28-97                                              5.58                    8,500,000                 8,464,555
Pitney Bowes
  05-09-97                                              5.37                   10,700,000                10,635,064
Reed Elsevier
  04-28-97                                              5.57                    9,200,000(j)              9,161,705
SAFECO Credit
  05-01-97                                              5.38                    3,700,000                 3,682,217
  05-15-97                                              5.39                    2,300,000                 2,284,385
Siemens
  04-14-97                                              5.41                    6,400,000                 6,386,420
  05-16-97                                              5.40                    4,900,000                 4,867,170
Toyota Motor Credit
  05-13-97                                              5.58                    1,600,000                 1,589,640
Transamerica Finance
  04-18-97                                              5.39                    3,400,000                 3,390,763
Unilever Capital
  04-07-97                                              5.34                    2,900,000(j)              2,896,993
USAA Capital
  05-05-97                                              5.59                   11,100,000                11,041,713
  05-27-97                                              5.43                    5,000,000                 4,953,979
  08-29-97                                              5.40                    7,000,000                 6,827,063
                                                                                                        -----------
Total                                                                                                   389,031,127

Letter of credit (0.3%)
Student Loan Marketing Assn
  05-02-97                                              5.53                   13,800,000                13,734,642

Total short-term securities
(Cost: $407,246,674)                                                                                 $  407,119,886

Total investments in securities
(Cost: $3,901,878,635)(m)                                                                            $4,302,929,492

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 5 to the financial statements.

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

( e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 1997. Inverse floaters in the aggregate represent 0.1% of the Portfolio's net assets as of March 31, 1997.

(f) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(g)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(i) Identifies issues considered to be illiquid (see Note 1 to the financial statements). Information concerning such security holdings at March 31, 1997, is as follows:

                                           Acquisition
       Security                               date                     Cost

       American United Life*                02-13-96                $4,000,000
       7.75% 2026
       Virginia-American Water              07-13-56                   220,000
       5.05% Cm
       Western Resources                    09-08-50                 1,000,000
       4.25% Cm

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) Interest rate varies to reflect current market conditions, rate shown is the effective rate on March 31, 1997.

(l) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

       MBIA -- Municipal Bond Investors Assurance

(m)At March 31, 1997, the cost of securities for federal income tax purposes was approximately $3,897,192,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                               $478,574,000
       Unrealized depreciation                                (72,837,000)
                                                              -----------
       Net unrealized appreciation                           $405,737,000
                                                             ============

See accompanying notes to investments in securities.


Statement of assets and liabilities
Equity Income Portfolio
March 31, 1997 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $1,584,385,573)                                                                $1,727,136,276
Cash in bank on demand deposit                                                                          1,994,297
Dividends and accrued interest receivable                                                               8,353,442
Receivable for investment securities sold                                                              12,900,783
U.S. government securities held as collateral (Note 4)                                                 28,931,132
                                                                                                       ----------
Total assets                                                                                        1,779,315,930
                                                                                                    =============

Liabilities
Payable for investment securities purchased                                                             9,562,600
Unrealized depreciation on foreign currency contracts
    held, at value (Notes 1 and 5)                                                                        274,686
Payable upon return of securities loaned (Note 4)                                                      54,491,332
Accrued investment management services fee                                                                 96,947
Other accrued expenses                                                                                      6,766
                                                                                                            -----
Total liabilities                                                                                      64,432,331
                                                                                                       ----------
Net assets                                                                                         $1,714,883,599
                                                                                                   ==============
See accompanying notes to financial statements.


Statement of operations
Equity Income Portfolio
Six months ended March 31, 1997 (Unaudited)

Investment income
Income:
Dividends (net of foreign taxes withheld of $41,375)                                                $ 24,539,834
Interest                                                                                               8,589,464
                                                                                                       ---------
Total income                                                                                          33,129,298
                                                                                                      ==========
Expenses (Note 2):
Investment management services fee                                                                     4,055,225
Compensation of board members                                                                              5,894
Custodian fees                                                                                            11,676
Audit fees                                                                                                 9,500
Administrative services fees and expenses                                                                 11,768
Other                                                                                                     12,863
                                                                                                          ------
Total expenses                                                                                         4,106,926
                                                                                                       ---------
  Earnings credits on cash balances (Note 2)                                                              (5,310)
Total net expenses                                                                                     4,101,616
                                                                                                       ---------
Investment income -- net                                                                               29,027,682
                                                                                                       ==========
Realized and unrealized gain (loss) -- net
Netrealized gain on security transactions and foreign currency transactions
   (including loss of $1,240,284 from foreign
   currency transactions) (Note 3)                                                                   124,669,106
Net change in unrealized appreciation or depreciation of investments
   and on translation of assets and liabilities in foreign currencies                                (16,262,599)
                                                                                                     -----------
Net gain on investments and foreign currencies                                                       108,406,507
                                                                                                     -----------
Net increase in net assets resulting from operations                                                $137,434,189
                                                                                                    ============
See accompanying notes to financial statements.

Statements of changes in net assets
Equity Income Portfolio

                                                                    Six months ended        For the period from
                                                                     March 31, 1997          May 13, 1996* to
                                                                       (Unaudited)            Sept. 30, 1996

Operations
Investment income-- net                                                   $  29,027,682           $  22,182,820
Net realized gain on investments and
   foreign currencies                                                       124,669,106              16,088,401
Net change in unrealized appreciation or
   depreciation of investments and on
   translation of assets and liabilities in
   foreign currencies                                                       (16,262,599)             40,690,701
                                                                            -----------              ----------
Net increase in net assets resulting
   from operations                                                          137,434,189              78,961,922
Net contributions                                                           121,295,038           1,377,167,450
                                                                            -----------           -------------
Total increase in net assets                                                258,729,227           1,456,129,372
Net assets at beginning of period (Note 1)                                1,456,154,372                  25,000
                                        -                                 -------------                  ------
Net assets at end of period                                              $1,714,883,599          $1,456,154,372
                                                                         ==============          ==============
*Commencement of operations.
See accompanying notes to financial statements.

 Notes to financial statements
Equity Income Portfolio
(Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.


Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $5,310 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $780,844,222 and $742,915,048, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 50%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $79,392 for this period.


4. Lending of portfolio securities

At March 31, 1997, securities valued at $53,112,288 were on loan to brokers. For collateral, the Portfolio received $25,560,200 in cash and U.S. government securities valued at $28,931,132. Income from securities lending amounted to $197,567 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. Foreign currency contracts

At March 31, 1997, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation/depreciation (see Summary of significant accounting policies) on this contract is included in the accompanying financial statements. The terms of the open contract are as follows:

                Currency to    Currency to   Unrealized     Unrealized
Exchange date  be delivered    be received  appreciation   depreciation

April 14, 1997   5,725,000      9,142,825   $       --       $274,686
               British Pound   U.S. Dollar

 Investments in securities

Equity Income Portfolio
March 31, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (64.4%)
Issuer                                                                  Shares                         Value (a)
Automotive & related (2.4%)
Chrysler                                                                 345,000                     $  10,350,000
Ford Motor                                                               420,000                        13,177,500
Genuine Parts                                                            365,000                        17,018,125
                                                                                                       -----------
Total                                                                                                   40,545,625

Banks and savings & loans (7.8%)
Bank of Boston                                                           225,000                        15,075,000
Barnett Banks                                                            350,000(c)                     16,275,000
First Union                                                              230,000                        18,658,750
KeyCorp                                                                  390,000                        19,012,500
Mellon Bank                                                              245,000                        17,823,750
Morgan (JP)                                                              160,000                        15,720,000
NationsBank                                                              290,000                        16,058,750
Norwest                                                                  345,000                        15,956,250
                                                                                                       -----------
Total                                                                                                  134,580,000

Beverages & tobacco (2.3%)
Anheuser-Busch                                                           455,000                        19,166,875
Philip Morris                                                            185,000                        21,113,125
                                                                                                       -----------
Total                                                                                                   40,280,000

Building materials & construction (1.7%)
Martin Marietta Materials                                                425,000                        10,943,750
Weyerhaeuser                                                             400,000                        17,850,000
                                                                                                       -----------
Total                                                                                                   28,793,750

Chemicals (1.3%)
Dow Chemical                                                             145,000                        11,600,000
Nalco Chemical                                                           265,000                         9,904,375
                                                                                                       -----------
Total                                                                                                   21,504,375

Electronics (2.2%)
Arrow Electronics                                                        245,000                        13,811,875
Thomas & Betts                                                           570,000                        24,367,500
                                                                                                       -----------
Total                                                                                                   38,179,375

Energy (6.3%)
Amoco                                                                    200,000                        17,325,000
Atlantic Richfield                                                       140,000                        18,900,000
Chevron                                                                  205,000                        14,273,125
Exxon                                                                    180,000                        19,395,000
Mobil                                                                    145,000                        18,940,625
Texaco                                                                   180,800                        19,797,600
                                                                                                       -----------
Total                                                                                                  108,631,350

Food (1.7%)
Heinz (HJ)                                                               520,000                        20,540,000
Quaker Oats                                                              250,000                         9,125,000
                                                                                                       -----------
Total                                                                                                   29,665,000

Health care (4.1%)
American Home Products                                                   335,000                        20,100,000
Baxter Intl                                                              455,000                        19,621,875
Bristol-Myers Squibb                                                     320,000                        18,880,000
Pharmacia & Upjohn                                                       341,800                        12,518,425
                                                                                                       -----------
Total                                                                                                   71,120,300

Industrial equipment & services (0.7%)
General Signal                                                           300,000                        11,737,500

Insurance (2.3%)
Lincoln Natl                                                             200,000                        10,700,000
Marsh & McLennan                                                         110,000                        12,457,500
SAFECO                                                                   385,000                        15,400,000
                                                                                                       -----------
Total                                                                                                   38,557,500

Media (2.4%)
Dun & Bradstreet                                                         850,000                        21,568,750
McGraw-Hill                                                              385,000(b)                     19,683,125
                                                                                                       -----------
Total                                                                                                   41,251,875

Multi-industry conglomerates (1.6%)
Minnesota Mining & Mfg                                                   110,000                         9,295,000
Natl Service Inds                                                        445,000                        17,410,625
                                                                                                       -----------
Total                                                                                                   26,705,625

Paper & packaging (2.1%)
Union Camp                                                               380,000                        17,907,500
Unisource Worldwide                                                    1,200,000                        18,450,000
                                                                                                       -----------
Total                                                                                                   36,357,500

Real estate investment trust (5.5%)
Duke Realty                                                              130,000                         5,281,250
Equity Residential                                                       125,000                         5,546,875
FelCor Suite Hotels                                                      200,000                         7,350,000
Gable Residential Trust                                                  180,000                         4,590,000
Kilroy Realty                                                            130,000(b)                      3,461,250
LTC Properties                                                           210,000                         3,491,250
Merry Land & Investment                                                  220,000                         4,510,000
Mid-America Apart Communities                                            235,000                         6,580,000
Oasis                                                                    162,500                         3,656,250
Omega Healthcare Investors                                               125,000                         3,906,250
Patriot American Hospitality                                             260,000                         6,305,000
Prentiss Properties Trust                                                200,000                         5,075,000
Public Storage                                                           150,000                         4,350,000
Reckson Associates Realty                                                115,000                         5,304,375
RFS Hotel Investors                                                      255,000                         4,430,625
Security Capital Industrial Trust                                        180,000(b)                      3,757,500
Simon DeBartolo Group                                                    140,000                         4,235,000
Storage Trust Realty                                                     160,000                         4,120,000
Storage USA                                                              105,000                         3,871,875
Sun Communities                                                          140,000                         4,480,000
                                                                                                       -----------
Total                                                                                                   94,302,500

Retail (2.2%)
May Dept Stores                                                          370,000                        16,835,000
Penney (JC)                                                              445,000                        21,193,125
                                                                                                       -----------
Total                                                                                                   38,028,125

Utilities -- electric (5.3%)
DPL                                                                      630,000                        15,198,750
Duke Power                                                               320,000(c)                     14,120,000
FPL Group                                                                340,000                        15,002,500
Northern States Power                                                    360,000                        17,055,000
Public Service of Colorado                                               410,000                        15,887,500
Southern Co                                                              605,000                        12,780,625
                                                                                                       -----------
Total                                                                                                   90,044,375

Utilities -- telephone (4.9%)
Ameritech                                                                260,000                        15,990,000
Bell Atlantic                                                            195,000                        11,870,625
BellSouth                                                                440,000                        18,590,000
GTE                                                                      515,000                        24,011,875
NYNEX                                                                    300,000                        13,687,500
                                                                                                       -----------
Total                                                                                                   84,150,000

Foreign (7.6%) (d)
British Petroleum ADR                                                    135,000                        18,528,750
British Telecommunications ADR                                           250,000(c)                     17,500,000
Imperial Chemical Inds                                                   370,000(c)                     16,835,000
Mid Ocean                                                                465,000(b)                     22,203,750
Royal Dutch Petroleum                                                    135,000                        23,625,000
SmithKline Beecham ADR                                                   170,000                        11,900,000
Tomkins                                                                4,420,000                        19,815,571
                                                                                                       -----------
Total                                                                                                  130,408,071

Total common stocks
(Cost: $960,382,291)                                                                                $1,104,842,846

Preferred stocks (11.1%)
Issuer                                                                  Shares                         Value (a)

AirTouch Communications
  4%                                                                     450,000                      $ 10,406,250
AirTouch Communications
  4% Cv                                                                  640,000                        16,400,000
AutoZone
  5.50% Cv                                                               715,100(b)                     16,232,770
Browning Ferris Inds
  7.25% Cv                                                               295,000                         8,813,125
Circuit City Stores
  5.50%                                                                  357,143(e)                     11,482,147
ConAgra
  4.50% Cv                                                               325,000                        16,493,750
Corning Delaware
   6%                                                                    220,000                        15,592,500
Crown Cork & Seal
  4.50% Cv                                                               670,000                        32,997,500
Gannett
  4.50% Cv                                                               200,000                        15,750,000
Ikon Office Solutions
  $5.04 Cv                                                               400,000                        32,350,000
SunAmerica
  $3.18 Cv                                                               335,000(b)                     13,232,500
                                                                                                        ----------

Total preferred stocks
(Cost: $183,946,852)                                                                                  $189,750,542

Bonds (13.8%)
Issuer                              Coupon          Maturity             Principal                    Value(a)
                                     rate             year                amount

Mortgage-backed securities (11.7%)
Federal Natl Mtge Assn             7.00 %             2026               $42,174,486                  $ 40,363,514
  Collateralized
  Mtge Obligation                  9.25               2016                       356                           355
U.S. Treasury                      7.00               2006                53,700,000                    53,873,451
                                   8.125             2019-21              96,000,000                   105,659,830
                                                                                                       -----------
Total                                                                                                  199,897,150

Aerospace & defense (0.8%)
United Technologies
   Cv                              5.00               1998                13,943,025(f)                 13,110,210

Healthcare (0.4%)
Tenet Healthcare
   Sr Nts                          8.625              2003                 7,000,000                     7,122,500

Multi-industry conglomerates (0.9%)
Emerson Electric
   Cv                              5.00               1999                15,791,804(f)                 15,737,622
                                                                                                        ----------
Total bonds
(Cost: $243,379,042)                                                                                  $235,867,482

U.S. government agency (0.2%)
Federal Home Loan Mtge Corp
 04-18-97                                               5.28                    2,800,000                 2,793,045

Commercial paper (11.3%)
American General Finance
   04-16-97                                             5.28                    6,500,000                 6,485,781
Ameritech Capital Funding
  04-17-97                                              5.33                    6,500,000(g)              6,484,689
BHP Finance
  04-14-97                                              5.33                    5,900,000                 5,888,708
CAFCO
  04-02-97                                              5.29                    2,400,000(g)              2,399,649
  04-28-97                                              5.36                    6,400,000(g)              6,374,464
Campbell Soup
  04-04-97                                              5.35                    4,000,000(g)              3,998,230
CIT Group Holdings
  04-25-97                                              5.36                    6,500,000                 6,476,860
  05-02-97                                              5.58                    2,000,000                 1,990,442
Commercial Credit
  04-24-97                                              5.35                    5,600,000                 5,581,002
CPC Intl
  04-30-97                                              5.55                    8,000,000(g)              7,964,427
Dean Witter, Discover & Co
  04-25-97                                              5.36                   10,000,000                 9,964,400
Deutsche Bank Financial
  04-10-97                                              5.28                    8,500,000                 8,488,844
Fleet Funding
  04-07-97                                              5.29                    6,703,000(g)              6,697,124
  04-09-97                                              5.34                    4,000,000(g)              3,987,703
  04-17-97                                              5.33                      700,000(g)                698,348
  04-22-97                                              5.31                    3,700,000(g)              3,695,626
Ford Motor Credit
  04-03-97                                              5.28                    4,400,000                 4,398,714
Gannett
  04-16-97                                              5.33                    6,000,000(g)              5,986,750
Kellogg
  04-08-97                                              5.31                    5,700,000                 5,694,137
Kredietbank North America Finance
  04-18-97                                              5.31                    6,600,000                 6,583,575
Lilly (Eli)
  04-23-97                                              5.37                    3,400,000                 3,388,884
Metlife Funding
  04-22-97                                              5.33                    2,500,000                 2,492,271
  04-23-97                                              5.35                    3,800,000                 3,783,185
  05-01-97                                              5.35                    7,400,000                 7,375,897
Motorola
  05-08-97                                              5.58                    4,200,000                 4,176,042
Natl Australia Funding (Delaware)
  04-28-97                                              5.49                    1,700,000                 1,693,038
  05-27-97                                              5.35                    2,000,000                 1,981,592
Novartis Finance
  04-18-97                                              5.37                   12,200,000                12,169,178
Paccar Financial
  04-01-97                                              5.32                    5,100,000                 5,100,000
  04-23-97                                              5.52                    7,400,000                 7,375,128
Reed Elsevier
  05-05-97                                              5.55                    7,100,000(g)              7,062,985
SBC Communications Capital
  04-18-97                                              5.42                    9,500,000(g)              9,475,775
Siemens
  04-09-97                                              5.32                    3,700,000                 3,695,642
Southern California Gas
  04-07-97                                              5.32                    5,700,000(g)              5,694,965
Toyota Motor Credit
  04-28-97                                              5.52                    3,700,000                 3,684,737
Transamerica Finance
  04-10-97                                              5.28                    4,900,000                 4,893,569
                                                                                                      -------------
Total                                                                                                $  193,882,361

Total short-term securities
(Cost: $196,677,388)                                                                                 $  196,675,406

Total investment in securities
(Cost: $1,584,385,573) (h)                                                                           $1,727,136,276

Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) Foreign security values are stated in U.S. dollars.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) ELKS are equity-linked securities that are structured as an interest-bearing debt security and linked to the common stock of another company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed but is based on the price of the common stock the ELK is linked to. The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under the guidelines established by the board.

(h) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $1,584,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $173,623,000
Unrealized depreciation                                           (30,871,000)

Net unrealized appreciation                                      $142,752,000

See accompanying notes to investments in securities.


Financial statements

Statement of assets and liabilities
Total Return Portfolio
March 31, 1997 (Unaudited)

Assets
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers
   (identified cost $2,613,103,704)                                                                $2,787,732,044
Investments in securities of affiliated issuers
   (identified cost $16,709,176)                                                                        6,765,000
Dividends and accrued interest receivable                                                              11,461,076
Receivable for investment securities sold                                                             129,731,294
Unrealized appreciation on foreign currency contracts
   held, at value (Notes 1 and 4)                                                                          29,765
U.S. government securities held as collateral (Note 5)                                                 10,694,263
                                                                                                       ----------
Total assets                                                                                        2,946,413,442
                                                                                                    =============

Liabilities
Disbursements in excess of cash on demand deposit                                                       1,358,434
Payable for investment securities purchased                                                            66,680,606
Unrealized depreciation on foreign currency contracts
   held, at value (Notes 1 and 4)                                                                          41,136
Payable upon return of securities loaned (Note 5)                                                     160,953,113
Accrued investment management services fee                                                                148,255
Other accrued expenses                                                                                    184,782
                                                                                                          -------
Total liabilities                                                                                     229,366,326
                                                                                                      -----------
Net assets                                                                                         $2,717,047,116
                                                                                                   ==============

See accompanying notes to financial statements.


Statement of operations
Total Return Portfolio
Six months ended March 31, 1997 (Unaudited)



Investment income
Income:
Interest                                                                                            $ 28,047,942
Dividends (net of foreign taxes withheld of $601,063)                                                 16,023,591
                                                                                                      ----------
Total income                                                                                          44,071,533
                                                                                                      ----------

Expenses (Note 2):
Investment management services fee                                                                     6,308,880
Compensation of board members                                                                             15,418
Custodian fees                                                                                           444,890
Audit fees                                                                                                14,250
Administrative services fees and expenses                                                                 15,119
Other                                                                                                     16,605
                                                                                                          ------
Total expenses                                                                                         6,815,162
   Earnings credits on cash balances (Note 2)                                                             (4,283)
                                           -                                                              ------
Total net expenses                                                                                     6,810,879
                                                                                                       ---------
Investment income -- net                                                                               37,260,654
                                                                                                       ==========

Realized and unrealized gain (loss) -- net
Netrealized gain on security and foreign currency transactions (including gain of $1,605,311 from foreign
   currency transactions) (Note 3)                                                                   170,781,999
Net realized loss on sale of affiliated issuer                                                        (1,184,513)
Net realized loss on option contracts written (Note 7)                                                   (85,137)
Net realized loss on financial futures contracts                                                      (1,528,313)
                                                                                                      ----------
Net realized gain on investments and foreign currencies                                              167,984,036
Net change in unrealized appreciation or
   depreciation of investments and on translation
   of assets and liabilities in foreign currencies                                                   (54,550,752)
                                                                                                     -----------
Net gain on investments and foreign currencies                                                       113,433,284
                                                                                                     -----------
Net increase in net assets resulting from operations                                                $150,693,938
                                                                                                    ============

See accompanying notes to financial statements.


Statements of changes in net assets
Total Return Portfolio

                                                                       Six months ended        For the period from
                                                                         March 31, 1997          May 13, 1996* to
                                                                           (Unaudited)            Sept. 30, 1996

Operations
Investment income-- net                                                  $  37,260,654             $  31,175,277
Net realized gain on investments and
   foreign currencies                                                      167,984,036                26,015,535
Net change in unrealized appreciation or
   depreciation of investments and on translation
   of assets and liabilities in foreign currencies                         (54,550,752)               75,342,945
                                                                           -----------                ----------
Net increase in net assets resulting
   from operations                                                         150,693,938               132,533,757
Net contributions (withdrawals)                                           (232,836,687)            2,666,631,108
                                                                          ------------             -------------
Total increase (decrease) in net assets                                    (82,142,749)            2,799,164,865
Net assets at beginning of period (Note 1)                               2,799,189,865                    25,000
                                        -                                -------------                    ------
Net assets at end of period                                             $2,717,047,116            $2,799,189,865
                                                                        ==============            ==============
*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Total Return Portfolio
(Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

Investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1997 was $14,956,950 representing 0.55% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of March 31, 1997, the Portfolio had entered into outstanding when-issued or forward-commitments of $3,732,430.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Managed Allocation Fund to the Lipper Growth and Income Fund Index. Subsequently, the index used changed to Lipper Flexible Portfolio Fund Index as of July 1996. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $509,802 for the six months ended March 31, 1997.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $4,283 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,215,447,560 and $1,711,115,837, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 47%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $154,169 for the six months ended March 31, 1997.

4. Foreign currency contracts

At March 31, 1997, the Portfolio had entered into five foreign currency exchange contracts that obligate the Portfolio to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting  policies)  on  these  contracts  is  included  in  the accompanying financial statements. The terms of the open contracts are as follows:

                Currency to    Currency to      Unrealized         Unrealized
Exchange date  be delivered    be received     appreciation       depreciation

April 1, 1997       631,444      1,016,050           $ --            $22,801
              British Pound    U.S. Dollar

April 1, 1997       522,878        309,029             --              4,447
              Deutsche Mark    U.S. Dollar

April 2, 1997       673,046        401,915             --              1,590
              Deutsche Mark    U.S. Dollar

April 3, 1997     4,357,125      2,599,887             --             12,298
              Deutsche Mark    U.S. Dollar

April 10, 1997    1,429,540      2,736,854         29,765                 --
                U.S. Dollar  Dutch Guilder
                                               -----------         ----------
                                                  $29,765            $41,136

5. Lending of portfolio securities

At March 31, 1997, securities valued at $155,386,041 were on loan to brokers. For collateral, the Portfolio received $150,258,850 in cash and government securities valued at $10,694,263. Income from securities lending amounted to $260,898 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. Interest rate futures contracts

At March 31, 1997, investments in securities included securities valued at $20,809,500 that were pledged as collateral to cover initial margin deposits on 400 open sale contracts. The market value of the open sale contracts at March 31, 1997 was $42,371,875 with a net unrealized gain (see Summary of significant accounting policies) of $675,313.

7. Option contracts written

The number of contracts and premium amounts associated with option contracts written (see Summary of significant accounting policies) is as follows:

                                    Period ended March 31, 1997
                         ----------------------------------------------
                                               Calls
                             Contracts                         Premium
-----------------------------------------------------------------------

Balance Sept. 30, 1996              --                      $       --

Opened                          49,000                         107,800

Closed                         (49,000)                       (107,800)
-----------------------------------------------------------------------

Balance March 31, 1997              --                      $       --
-----------------------------------------------------------------------


Investments in securities

Total Return Portfolio
March 31, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities of unaffiliated issuers
Common stocks (67.2%)
Issuer                                                                   Shares                         Value (a)

Aerospace & defense (1.2%)
Allied Signal                                                             25,000                      $  1,781,250
Boeing                                                                    42,066                         4,148,759
General Dynamics                                                          22,000                         1,482,250
Raytheon                                                                 496,200                        22,391,025
Rockwell Intl                                                             30,000                         1,946,250
United Technologies                                                       20,000                         1,505,000
                                                                                                       -----------
Total                                                                                                   33,254,534

Airlines (0.5%)
AMR                                                                      166,300                        13,719,750

Automotive & related (1.6%)
Chrysler                                                                 523,800(c)                     15,714,000
Ford Motor                                                               189,700                         5,951,837
General Motors                                                           375,700                        20,804,387
                                                                                                       -----------
Total                                                                                                   42,470,224

Banks and savings & loans (4.0%)
Bank of Boston                                                           350,000                        23,450,000
Barnett Banks                                                            127,000(d)                      5,905,500
Citicorp                                                                 120,000                        12,990,000
First Union                                                              112,964                         9,164,205
KeyCorp                                                                  115,800                         5,645,250
Mellon Bank                                                               58,200                         4,234,050
NationsBank                                                              756,000                        41,863,500
Norwest                                                                  124,800                         5,772,000
                                                                                                       -----------
Total                                                                                                  109,024,505

Beverages & tobacco (2.4%)
Anheuser-Busch                                                           520,200                        21,913,425
Coca-Cola                                                                789,300                        44,102,138
                                                                                                       -----------
Total                                                                                                   66,015,563

Building materials & construction (0.7%)
Georgia-Pacific                                                           13,200                           957,000
Tyco Intl                                                                279,100                        15,350,500
Weyerhaeuser                                                              69,100                         3,083,587
                                                                                                       -----------
Total                                                                                                   19,391,087

Chemicals (0.1%)
Monsanto                                                                  64,500                         2,467,125

Communications equipment & services (0.1%)
Tellabs                                                                   50,000(b)                      1,806,250

Computers & office equipment (4.2%)
Cisco Systems                                                            121,900(b)                      5,866,438
Compaq Computer                                                          152,600(b)                     11,692,975
Computer Associates Intl                                                 230,500                         8,960,687
Computer Sciences                                                          5,530(b)                        341,477
Dell Computer                                                             32,000(b)                      2,164,000
First Data                                                               372,800                        12,628,600
Hewlett-Packard                                                          235,000                        12,513,750
Ikon Office Solutions                                                    307,000                        10,284,500
Microsoft                                                                215,400(b)                     19,749,487
Oracle                                                                   357,450(b)                     13,784,166
Seagate Technology                                                        45,000(b)                      2,019,375
Silicon Graphics                                                         465,800(b)                      9,083,100
3Com                                                                     171,300(b)                      5,610,075
                                                                                                       -----------
Total                                                                                                  114,698,630

Electronics (1.0%)
AMP                                                                       90,000                         3,093,750
Intel                                                                    150,000                        20,868,750
LSI Logic                                                                 27,500(b)                        955,625
Natl Semiconductor                                                        50,000(b)                      1,375,000
Thomas & Betts                                                             5,974                           255,388
                                                                                                       -----------
Total                                                                                                   26,548,513

Energy (0.6%)
Unocal                                                                   410,000                        15,631,250

Financial services (0.7%)
Federal Home Loan Mortgage                                               380,400                        10,365,900
Travelers Group                                                          164,000                         7,851,500
                                                                                                       -----------
Total                                                                                                   18,217,400

Food (1.6%)
CPC Intl                                                                 350,000                        28,700,000
Quaker Oats                                                              400,000                        14,600,000
                                                                                                       -----------
Total                                                                                                   43,300,000

Health care (6.8%)
ALZA                                                                     228,100(b)                      6,272,750
American Home Products                                                   409,200                        24,552,000
Amgen                                                                    191,000(b)                     10,672,125
Baxter Intl                                                              300,000                        12,937,500
Boston Scientific                                                         91,400(b)                      5,643,950
Bristol-Myers Squibb                                                     387,400                        22,856,600
Guidant                                                                   95,000                         5,842,500
Johnson & Johnson                                                        549,000                        29,028,375
Lilly (Eli)                                                              209,100                        17,198,475
Medtronic                                                                151,300                         9,418,425
Merck                                                                    153,600                        12,940,800
Pfizer                                                                    69,100                         5,813,037
Pharmacia & Upjohn                                                        13,200                           483,450
Schering-Plough                                                          300,000                        21,825,000
                                                                                                       -----------
Total                                                                                                  185,484,987

Health care services (1.1%)
Service Corp Intl                                                        568,400                        16,909,900
Tenet Healthcare                                                         300,000(b)                      7,387,500
United Healthcare                                                        112,300                         5,348,287
                                                                                                       -----------
Total                                                                                                   29,645,687

Household products (1.8%)
Colgate-Palmolive                                                         50,000                         4,981,250
Gillette                                                                  81,800                         5,940,725
Procter & Gamble                                                         337,700                        38,835,500
                                                                                                       -----------
Total                                                                                                   49,757,475

Industrial equipment & services (1.5%)
Deere & Co                                                               377,300                        16,412,550
General Signal                                                           383,200                        14,992,700
Illinois Tool Works                                                      126,000                        10,284,750
                                                                                                       -----------
Total                                                                                                   41,690,000

Insurance (0.7%)
AON                                                                       26,900                         1,647,625
Providian                                                                294,000                        15,729,000
                                                                                                       -----------
Total                                                                                                   17,376,625

Media (--%)
CS Wireless Systems                                                        2,255(o)                             --

Metals (1.0%)
Aluminum Co of America                                                   330,800                        22,494,400
Freeport McMoRan Copper & Gold Cl B                                      150,000                         4,556,250
                                                                                                       -----------
Total                                                                                                   27,050,650

Multi-industry conglomerates (2.4%)
Emerson Electric                                                         657,600                        29,592,000
General Electric                                                         227,300                        22,559,525
Honeywell                                                                 45,000                         3,054,375
Minnesota Mining & Mfg                                                    93,300                         7,883,850
Westinghouse Electric                                                    148,000                         2,627,000
                                                                                                       -----------
Total                                                                                                   65,716,750

Paper & packaging (0.7%)
Champion Intl                                                              8,500                           386,750
Crown Cork & Seal                                                        270,600                        13,969,725
Intl Paper                                                                72,800                         2,830,100
Jefferson Smurfit                                                        615,500                         1,625,252
                                                                                                       -----------
Total                                                                                                   18,811,827

Restaurants & lodging (0.3%)
Hilton Hotels                                                            280,000                         6,790,000

Retail (3.0%)
American Stores                                                          300,000                        13,350,000
AutoZone                                                                 190,000(b)                      4,275,000
CUC Intl                                                                 370,000(b)                      8,325,011
Federated Dept Stores                                                    170,500(b)                      5,605,188
Kroger                                                                   101,600(b)                      5,156,200
Lowe's                                                                   187,500                         7,007,813
Rite Aid                                                                 268,500                        11,277,000
Wal-Mart Stores                                                          966,700                        26,946,762
                                                                                                       -----------
Total                                                                                                   81,942,974

Textiles & apparel (0.1%)
Nike Cl B                                                                 41,400                         2,566,800

Utilities -- gas (0.5%)
Sonat                                                                    248,850                        13,562,325

Utilities -- telephone (2.8%)
AirTouch Communications                                                  646,600(b)                     14,871,800
Ameritech                                                                175,000                        10,762,500
BellSouth                                                                260,000                        10,985,000
GTE                                                                      270,000                        12,588,750
MCI Communications                                                       697,000                        24,830,625
WorldCom                                                                 140,000(b)                      3,080,000
                                                                                                       -----------
Total                                                                                                   77,118,675

Foreign (25.8%)(e)
Australia (1.2%)
Broken Hill Proprietary                                                   63,895                           851,539
MIM Holdings                                                           2,621,088                         3,513,715
Pasminco                                                               3,807,000                         7,344,857
Westpac Banking                                                        1,359,000(d)                      7,883,881
WMC Limited                                                              740,900(b,d)                    4,681,483
Woodside Petroleum                                                     1,145,000                         8,432,278
                                                                                                       -----------
Total                                                                                                   32,707,753

Austria (0.1%)
Boehler-Uddeholm                                                          43,600(b,f)                    3,015,690

Brazil (0.4%)
CEMIG                                                                     85,000(b)                      3,570,000
Petroleo Brasileiro                                                      170,000                         3,421,250
Telebras ADR                                                              33,000                         3,378,375
                                                                                                       -----------
Total                                                                                                   10,369,625

Canada (0.6%)
Northern Telecommunications                                              257,800                        16,853,675
Toronto-Dominion Bank                                                      3,257                            82,116
                                                                                                       -----------
Total                                                                                                   16,935,791

France (2.2%)
Accor                                                                     61,732                         8,993,994
Credit Commercial de France                                              230,000(b)                     11,040,164
Groupe AB                                                                332,900(b)                      3,204,163
Lafarge-Coppee                                                           137,115                         9,519,535
Lyonnaise des Eaux                                                        98,555(b)                     10,093,352
Michelin Cl B                                                            134,050                         7,986,415
SGS-THOMSON Microelectronics                                              48,280                         3,396,669
Total Petroleum Cl B                                                      81,000                         7,024,472
                                                                                                       -----------
Total                                                                                                   61,258,764

Germany (1.7%)
Bayer                                                                    217,000(d)                   $  9,022,144
Daimler-Benz Aktieng                                                     115,000(b)                      9,197,242
Degussa                                                                    2,097(d)                        895,122
Deutsche Telekom                                                         483,921(b,d)                   11,111,615
Hoechst                                                                  238,050(d)                      9,640,454
SGL Carbon                                                                47,170(b)                      6,475,977
                                                                                                       -----------
Total                                                                                                   46,342,554

Hong Kong (1.8%)
Cheung Kong Holdings                                                   1,048,000                         9,230,710
Hong Kong Telecom                                                      2,000,000                         3,419,928
HSBC Holdings                                                            594,000                        13,798,444
HSBC Holdings Group                                                      121,797(b)                      2,993,678
Hutchison Whampoa                                                        569,000                         4,277,395
New World Development                                                  1,534,000(b)                      8,275,091
Sun Hung Kai Properties                                                  620,000                         6,561,100
Wharf Holdings                                                           410,000                         1,568,844
                                                                                                       -----------
Total                                                                                                   50,125,190

Italy (1.3%)
Credito Italiano                                                       3,421,840(b)                      4,864,152
ENI                                                                    2,468,420(d)                     12,547,522
Stet Risp                                                              2,196,600                         7,799,593
Telecom Italia                                                         4,170,900(b,d)                   10,431,938
                                                                                                       -----------
Total                                                                                                   35,643,205

Japan (3.7%)
Banyu Pharmaceutical                                                     260,000                         3,952,454
Dai Nippon Printing                                                      370,000(b)                      6,193,094
Denso                                                                    113,000                         2,220,344
Fujitsu                                                                  457,000                         4,656,101
Kirin Brewery                                                            519,000                         4,280,585
Mitsubishi Materials                                                   1,057,000(b)                      3,692,277
Mitsubishi Motors                                                        409,000(b)                      3,032,692
Mitsumi Electric                                                         340,000(d)                      6,240,802
NEC                                                                      645,000(b)                      7,301,690
Nippon Express                                                           710,000                         4,730,654
Nippon Steel                                                           1,746,000(b)                      4,800,194
Secom                                                                    113,000(b)                      6,350,368
Shinko Electric                                                          133,000                         4,581,386
Sony Corp ADR                                                             81,000(b)                      5,665,481
Sumitomo Electric Inds ADR                                               260,000(b)                      3,531,980
Sumitomo Trust & Banking                                               1,050,000(b)                      7,063,960
Takashimaya                                                              471,000                         4,532,142
TDK                                                                      160,000(b)                     10,997,008
Yasuda Fire & Marine                                                   1,260,000(b)                      6,214,926
                                                                                                       -----------
Total                                                                                                  100,038,138

Malaysia (0.4%)
Perushaan Otomobil                                                       309,000(b)                      1,957,551
Tenaga Nasional Bhd                                                      393,000(b)                      1,918,813
United Engineers Malaysia                                                810,000(b)                      7,059,820
                                                                                                       -----------
Total                                                                                                   10,936,184

Mexico (0.5%)
Cemex ADR Cl B                                                           724,000(d)                      5,882,500
Grupo Industrial                                                       1,044,000                         5,859,617
Grupo Televisa                                                            35,700                           888,038
                                                                                                       -----------
Total                                                                                                   12,630,155

Netherlands (3.5%)
Akzo Nobel                                                                44,040(b)                      6,326,149
Gucci                                                                     94,300(b)                      6,898,590
Intl Nederlanden Groep                                                   204,000(b)                      8,038,391
Philips Electronics NV                                                   348,150                        16,243,102
Royal Dutch Petroleum                                                    266,900                        46,707,500
Schlumberger                                                              25,000                         2,681,250
Unilever                                                                 330,400                         8,778,705
                                                                                                       -----------
Total                                                                                                   95,673,687

New Zealand (0.1%)
Carter Holt Harvey                                                     1,068,000(b)                      2,262,916

Phillipines (0.1%)
Manila Electric                                                          220,000(b)                      1,752,323

Singapore (2.0%)
City Developments                                                      1,161,000(b)                     10,287,850
Fraser & Neave                                                           449,000                         3,667,843
Keppel                                                                   591,000(b)                      3,723,157
Malayan Banking                                                          948,000                        10,806,415
Overseas Chinese Banking                                                 376,200                         4,479,501
Overseas Union Bank                                                      771,000                         5,310,799
Sime Darby                                                             1,486,000(b)                      5,426,530
Straits Steamship Land                                                 1,901,000                         5,869,476
United Overseas Bank                                                     398,000                         4,077,812
                                                                                                       -----------
Total                                                                                                   53,649,383

South Korea (0.1%)
Samsung Electronics                                                       20,100                         1,606,676

Spain (0.4%)
Repsol                                                                    81,360                         3,397,799
Telefonica de Espana                                                     310,050(b)                      7,494,749
                                                                                                       -----------
Total                                                                                                   10,892,548

Sweden (0.7%)
Asea Free Cl B                                                            74,490(d)                      8,448,809
Ericsson (LM) Tel Cl B ADR                                               320,160                        11,310,670
                                                                                                       -----------
Total                                                                                                   19,759,479

Switzerland (1.5%)
Ciba Specialty Chemicals                                                  17,100(b)                      1,414,107
CS Holdings                                                               66,069(d)                      7,931,494
La-Roche Holdings                                                          1,150(b)                      9,945,622
Novartis                                                                  17,100(b)                     21,223,489
                                                                                                       -----------
Total                                                                                                   40,514,712

United Kingdom (3.5%)
British Gas                                                            2,156,920                         5,766,405
EMI Group                                                                204,347                         3,748,530
Glaxo Wellcome                                                           855,425                        15,712,978
Granada Group                                                            509,260                         7,687,117
Great Universal Stores                                                 1,042,000                        11,442,919
Johnson Matthey                                                          316,230                         2,843,224
Kingfisher                                                               906,980(b)                     10,452,584
Lloyds TSB Group                                                         639,900                         5,258,543
NFC                                                                    2,065,378(b)                      5,623,611
Premier Farnell                                                          462,030(b)                      3,534,606
Redland                                                                  952,400                         5,640,787
Shell Transport & Trading                                                449,488                         8,027,231
Siebe                                                                    593,402(b)                     10,021,340
                                                                                                       -----------
Total                                                                                                   95,759,875

Total common stocks of unaffiliated issuers
(Cost: $1,649,666,310)                                                                              $1,825,934,254

Preferred stocks & other (1.9%)
Issuer                                                                  Shares                         Value (a)

AKZO
  Warrants                                                                82,040                      $  1,093,604
Bar Technologies
  Warrants                                                                 3,000                           150,000
BNP
  Warrants                                                               125,500                         1,246,171
Henkel
  5.35%                                                                  140,400                         7,743,885
Paxson Communications
  12.5% Pay-in-kind                                                       19,700(m)                      1,945,375
Straits Steamship
  Warrants                                                               303,000(b)                        316,739
Station Casinos
  7% Cv                                                                   15,000                           646,875
UNUM
 $2.34 Cv                                                                550,000                        38,981,250

Total preferred stocks & other
(Cost: $43,201,931)                                                                                    $52,123,899

Bonds (16.0%)
Issuer                              Coupon          Maturity             Principal                    Value(a)
                                     rate             year                amount

U.S. government obligations (2.9%)
U.S. Treasury                      3.375%             2007              $  8,008,320                  $  7,875,622
                                   5.75               1997                26,000,000                    26,005,980
                                   6.25               2023                14,700,000(c)                 13,043,310
                                   6.75               2000                32,000,000(c)                 32,111,680
                                                                                                       -----------
Total                                                                                                   79,036,592

Mortgage-backed securities (2.7%)
Federal Home
  Loan Mtge Corp                   7.00               2026                   182,063                       174,644
                                   7.50               2025                27,678,102                    27,262,930
                                   8.50               2026                 7,050,433                     7,228,815
Federal Natl
  Mtge Assn                        7.00               2025                    98,892                        94,645
                                   7.50              2024-25              36,781,628                    36,188,712
Structured Assets Securities Corp
  Collateralized Mtge
  Obligation                       6.76               2028                 2,500,000                     2,473,047
                                                                                                       -----------
Total                                                                                                   73,422,793

Aerospace & defense (0.3%)
Alliant Techsystems
  Sr Sub Nts                      11.75               2003                 2,000,000                     2,192,500
Newport News Ship                  8.625              2006                   800,000                       820,000
Northrop Grumman                   7.75               2016                 5,000,000                     4,812,850
                                                                                                       -----------
Total                                                                                                    7,825,350

Airlines (0.2%)
Northwest
  Airlines Cl B                    8.07               2015                 3,968,199                     3,964,825
Northwest
  Airlines Cl C                    8.97               2015                 1,973,418                     2,017,307
                                                                                                       -----------
Total                                                                                                    5,982,132

Banks & savings and loans (0.1%)
First Nationwide                  10.625              2003                 1,960,000(f)                  2,072,700
U.S. Trust
  Capital A                        8.40               2027                 1,500,000(f)                  1,482,585
                                                                                                       -----------
Total                                                                                                    3,555,285

Building materials & construction (0.2%)
AAF McQuay
  Sr Nts                           8.875              2003                 3,330,000                     3,267,563
Southdown                         10.00               2006                 2,350,000                     2,502,750
                                                                                                       -----------
Total                                                                                                    5,770,313

Communications equipment & services (0.7%)
Geotek Communications
  Cv                              12.00               2001                 2,780,000(g)                  2,363,000
Intl Cable Telephone
  Cv                               7.25               2005                14,500,000                    14,282,500
Shared Technologies
  Zero Coupon Cv                  12.25               2006                 4,250,000(h)                  3,500,938
                                                                                                       -----------
Total                                                                                                   20,146,438

Electronics (0.2%)
Thomas & Betts                     6.50               2006                 4,500,000                     4,167,270

Energy (0.1%)
Forcenergy
  Sr Sub Nts                       9.50               2006                 1,000,000                       992,500
Transamerican
  Refining                        18.00               2002                 2,000,000(i)                  1,835,000
                                                                                                       -----------
Total                                                                                                    2,827,500

Energy equipment & services (0.2%)
Cliff's Drilling
  Sr Nts                          10.25               2003                 3,500,000                     3,657,500
Noble Drilling                     9.125              2006                 1,000,000                     1,070,000
                                                                                                       -----------
Total                                                                                                    4,727,500

Financial services (0.2%)
Cityscape Financial               11.00               1998                 6,000,000(g)                  6,000,600

Furniture & appliances (0.2%)
Interface                          9.50               2005                 2,500,000                     2,575,000
Lifestyle Furnishings             10.875              2006                 3,250,000                     3,461,250
                                                                                                       -----------
Total                                                                                                    6,036,250

Health care (0.2%)
Dade Intl
  Sr Sub Nts                      11.125              2006                 2,000,000                     2,247,500
Lilly (Eli)                        6.77               2036                 5,000,000                     4,389,250
                                                                                                       -----------
Total                                                                                                    6,636,750

Health care services (0.4%)
Manor Care                         7.50               2006                 7,000,000                     6,930,350
Owens & Minor
  Sr Sub Nts                      10.875              2006                 1,200,000                     1,293,000
Tenet Healthcare
  Sr Nts                           8.625              2003                 2,000,000                     2,035,000
                                                                                                       -----------
Total                                                                                                   10,258,350

Industrial equipment & services (0.1%)
AGCO                               8.50               2006                 2,800,000                     2,852,500

Insurance (0.7%)
American
  United Life                      7.75               2026                 5,000,000(g)                  4,573,350
Executive Risk
  Capital Trust                    8.675              2027                 1,500,000                     1,470,720
Metropolitan Life                  7.80               2025                 4,800,000(f)                  4,568,688
Minnesota
  Mutual Life                      8.25               2025                 4,500,000(f)                  4,579,335
Nationwide Trust
  Credit Sensitive Nts             9.875              2025                 3,500,000                     3,735,060
                                                                                                       -----------
Total                                                                                                   18,927,153

Leisure time & entertainment (0.1%)
Trump Atlantic City Funding
  1st Mtge                        11.25               2006                 3,725,000                     3,454,937

Media (1.2%)
Cablevision Systems
  Sr Sub Deb                      10.50               2016                 3,000,000                     3,022,500
CS Wireless Systems
  Zero Coupon                     11.38               2001                 8,200,000(h)                  2,583,000

Heritage Media Services
  Sr Sub Nts                       8.75               2006                 5,000,000                     5,175,000
Lamar Advertising                  9.625              2006                   800,000                       806,000
News American
  Holdings                        10.125              2012                 2,175,000                     2,428,148
Time Warner                        9.15               2023                10,000,000                    10,651,500
Univision Network
   Zero Coupon                    15.18               2002                 7,500,000(h)                  6,965,625
                                                                                                       -----------
Total                                                                                                   31,631,773

Metals (0.1%)
Bar Technologies                  13.50               2001                 3,000,000(f)                  2,992,500

Retail (0.7%)
Dayton Hudson                      8.50               2022                 2,500,000                     2,476,325
Grand Union                       12.00               2004                 2,500,000(d)                  2,456,250
Kroger                             8.15               2006                 5,000,000                     5,075,000
Wal-Mart Stores                    7.00               2006                 9,711,323                     9,596,341
                                                                                                       -----------
Total                                                                                                   19,603,916

Transportation (0.1%)
Enterprise Rent-A-Car
  Medium-term Nts                  6.95               2006                 3,000,000(f)                  2,865,000

Utilities -- electric (0.4%)
El Paso Electric
  1st Mtge                         7.75               2001                 5,000,000                     4,987,450
Public Service Electric & Gas
  1st Mtge                         6.75               2016                 7,365,000                     6,750,464
                                                                                                       -----------
Total                                                                                                   11,737,914

Utilities -- gas (0.2%)
Columbia Gas System                7.32               2010                 5,043,000                     4,768,409

Utilities -- telephone (0.3%)
Omnipoint
  Sr Nts                          11.625              2006                 5,000,000                     4,200,000
WorldCom                           7.75               2007                 3,000,000                     2,971,290
                                                                                                       -----------
Total                                                                                                    7,171,290

Miscellaneous (0.7%)
Adams Outdoor Advertising
  Sr Nts                          10.75               2006                 3,900,000                     4,095,000
Outsourcing
  Solutions                       11.00               2006                 1,075,000(f)                  1,134,125
Pierce Leahy
  Sr Sub Nts                      11.125              2006                   750,000                       821,250
Prime Succession
  Sr Sub Nts                      10.75               2004                 1,275,000                     1,373,813
SC Intl                           13.00               2005                 4,000,000                     4,440,000
USI American Holdings
  Sr Nts                           7.25               2006                 3,500,000(f)                  3,318,350
Unifi Communications
  with Warrants                   14.00               2004                 3,000,000(f)                  2,970,000
Total                                                                                                   18,152,538

Foreign (2.8%)(e)
Airplanes GPA Cl D
  (U.S. Dollar)                   10.875              2019                 2,750,000                     3,011,250
ALFA Bank Loan Participation
   (U.S. Dollar)                  11.10               1997                 1,000,000(i)                  1,000,000
Banque Audi
  (U.S. Dollar)
  Sr Unsub Nts                     9.375              2001                 1,000,000(f)                  1,025,000
CEI Citicorp
  (Argentine Peso)                 8.50               2002                 1,000,000(f)                    986,250
  (U.S. Dollar)                   11.25               2007                 2,000,000(f)                  1,912,500
Celestica Intl
  (U.S. Dollar)
  Sr Sub Nts                      10.50               2006                 1,000,000                     1,076,250
Corp Andina De Fomento
  (U.S. Dollar)                    7.10               2003                 6,500,000                     6,336,070
Dao Heng Bank
  (U.S. Dollar)
  Sr Sub Nts                       7.75               2007                 2,500,000(f)                  2,440,625
Dominion Textiles
  (U.S. Dollar)                    9.25               2006                 3,500,000                     3,570,000
FSW Intl
  (U.S. Dollar)
   Sr Nts                         12.50               2006                 2,250,000                     2,306,250
Globo Communicacoes
  (U.S. Dollar)                   10.50               2006                   500,000(f)                    507,500
Govt of Poland PDI Euro
  (U.S. Dollar)                    3.75               2014                 4,150,000(i)                  3,299,250
Govt of Russia
  (U.S. Dollar)                    6.60               2049                 2,500,000(l)                  1,681,250
  (U.S. Dollar)                    9.25               2001                   850,000(f)                    830,875
Grupo Televisa
  ( U.S. Dollar)
  Sr Nts                          11.375              2003                 2,750,000                     2,901,250
GST Telecommunications
  (U.S. Dollars)
  Zero Coupon Cv                   0.42               2000                 1,000,000(h)                    765,000
Imexsa Export Trust
  (U.S. Dollar)                   10.125              2003                 3,000,000(f)                  3,048,750
MDC Communications
  (U.S. Dollar)                   10.50               2006                 1,000,000                     1,035,000
Perez Companc
  (U.S. Dollar)                    9.00               2004                 1,000,000(f)                    972,500
Phillipine Long Distance
  (U.S. Dollar)                    7.85               2007                 1,250,000(f)                  1,181,138
  (U.S. Dollar)                    8.35               2017                 1,000,000(f)                    931,250
PLD Telekom
  (U.S. Dollar) Zero Coupon
  with Warrants                   16.19               2004                 3,000,000(h)                  2,587,500
Plitt Theatres
  (U.S Dollar)                    10.875              2004                 5,000,000                     5,037,500
Polysindo Intl
  Finance
  (U.S. Dollar)                   11.375              2006                 1,375,000                     1,476,406
Ras Laffan Liquid Natural Gas
  (U.S. Dollar)                    8.30               2014                 5,000,000                     5,024,050
Republic of Brazil
  (U.S. Dollar)
  C Bonds                          8.00               2014                 2,753,425(i)                  2,047,860
Republic of Columbia
  (U.S. Dollar)                    8.70               2016                 2,250,000                     2,238,750
Republic of Panama
  (U. S. Dollar)                   7.875              2002                 1,000,000(f)                    973,280
Russian Principal Loans
  (U.S. Dollar)
  Zero Coupon                      6.38               2020                 3,500,000(h,l)                1,960,000
Rogers Cantel Mobile
  (U.S. Dollar)                    9.375              2008                 2,800,000                     2,870,000
Transport Martima Mex
  (U.S. Dollar)                   10.00               2006                 1,525,000                     1,465,906
Veninfotel
  Pay-in-kind Cv                  10.00               2002                 2,000,000(g,m)                2,020,000
Vneshekonom
  (U.S. Dollar)
  Zero Coupon                      8.10               1997                 1,000,000(n)                    781,250
Zhuhai Highway
  (U.S. Dollar)                   11.50               2008                 5,000,000(f)                  5,643,750
                                                                                                       -----------
Total                                                                                                   74,944,210

Total bonds
(Cost: $445,838,163)                                                                                  $435,495,263

U.S. government agency (0.1%)
Federal Natl Mtge Assn Disc Nt
  04-04-97                                              5.26%                $  1,700,000              $  1,699,257
Certificate of deposit (0.7%)
Morgan Guaranty
  04-28-97                                              5.40                   20,000,000                19,909,874
Commercial paper (16.4%)
ABB Treasury Center USA
  04-30-97                                              5.57                   10,000,000(j)              9,955,292
  05-08-97                                              5.36                    2,700,000(j)              2,685,237
Ameritech Capital Funding
  04-14-97                                              5.37                    4,600,000(j)              4,590,540
  04-29-97                                              5.30                    4,476,000(j)              4,456,392
ANZ (Delaware)
  05-01-97                                              5.41                    1,400,000                 1,393,401
Associates Corp North America
  04-07-97                                              5.32                   10,200,000                10,191,024
Bank of America
  06-02-97                                              5.41                   10,700,000                10,694,365
Barclays U.S. Funding
  04-16-97                                              5.31                   10,000,000                 9,974,597
  05-14-97                                              5.37                    4,800,000                 4,767,375
BBV Finance (Delaware)
  04-18-97                                              5.35                    6,900,000                 6,882,633
Beneficial
  05-07-97                                              5.36                    9,300,000                 9,245,873
BHP Finance
  04-08-97                                              5.37                    9,100,000                 9,088,692
CAFCO
  04-25-97                                              5.31                    5,300,000(j)              5,281,379
  05-05-97                                              5.31                    5,000,000(j)              4,973,065
  05-16-97                                              5.40                    2,100,000(j)              2,085,182
CIT Group Holdings
  05-13-97                                              5.58                      600,000                   596,115
CPC Intl
  04-30-97                                              5.55                   12,200,000(j)             12,145,751
  05-13-97                                              5.40                    5,600,000(j)              5,561,294
Cargill
  04-21-97                                              5.28                    4,600,000                 4,584,367
Cargill Global
  11-18-97                                              5.49                    1,800,000(j)              1,731,676
Ciesco LP
  04-01-97                                              5.36                    9,200,000                 9,200,000
  04-03-97                                              5.36                    5,000,000(j)              4,997,436
Clorox
  04-17-97                                              5.44                    6,800,000                 6,781,155
Commercial Credit
  04-10-97                                              5.28                    1,500,000                 1,498,031
Commerzbank U.S. Finance
  04-21-97                                              5.30                    7,500,000                 7,478,083
  05-12-97                                              5.36                    8,000,000                 7,946,669
  05-19-97                                              5.44                   10,000,000                 9,925,275
Fleet Funding
  04-07-97                                              5.30                    5,000,000(j)              4,995,608
Ford Motor Credit
  04-09-97                                              5.28                   10,000,000                 9,988,333
  04-24-97                                              5.35                    6,400,000                 6,378,247
Goldman Sachs Group
  04-11-97                                              5.32                    4,400,000                 4,393,522
  04-15-97                                              5.33                    5,900,000                 5,887,839
Household Finance
  04-23-97                                              5.33                    5,200,000                 5,183,158
Kellogg
  04-03-97                                              5.28                    3,300,000                 3,299,038
  04-22-97                                              5.33                    5,000,000                 4,984,542
Kredietbank North America Finance
  04-18-97                                              5.30                    4,300,000                 4,289,319
Lincoln Natl
  04-11-97                                              5.32                    3,200,000(j)              3,195,289
Merrill Lynch
  05-13-97                                              5.54                    6,700,000                 6,657,008
Metlife Funding
  04-22-97                                              5.34                    5,605,000                 5,587,639
  04-28-97                                              5.52                    8,487,000                 8,451,991
  05-02-97                                              5.58                    3,800,000                 3,781,839
  05-05-97                                              5.34                   10,800,000                10,745,940
Michigan Consolidated Gas
  04-23-97                                              5.36                    3,500,000                 3,488,578
Mobil Australia Finance (Delaware)
  04-02-97                                              5.37                    6,200,000(j)              6,198,754
  08-22-97                                              5.41                   10,000,000(j)              9,764,400
Morgan Stanley Group
  05-14-97                                              5.33                    1,400,000                 1,390,348
Motorola
  05-08-97                                              5.58                    9,400,000                 9,346,381
Natl Australia Funding (Delaware)
  04-28-97                                              5.49                    6,300,000                 6,274,202
  05-12-97                                              5.36                   10,000,000                 9,934,754
  05-15-97                                              5.37                    7,100,000                 7,050,851
Novartis Finance
  04-22-97                                              5.35                    4,700,000(j)              4,685,387
Paccar Financial
  05-22-97                                              5.33                    3,900,000                 3,868,187
Pitney Bowes
  05-09-97                                              5.37                    6,800,000                 6,758,732
Rabobank USA Finance
  04-17-97                                              5.44                   10,000,000                 9,974,155
Reed Elsevier
  04-16-97                                              5.40                    9,900,000(j)              9,875,951
  04-28-97                                              5.57                    1,700,000(j)              1,692,924
  05-23-97                                              5.57                   22,000,000(j)             21,824,587
Southwestern Bell Telephone
  04-14-97                                              5.32                   11,900,000                11,874,749
SAFECO Credit
  05-15-97                                              5.39                    6,700,000                 6,654,512
Siemens
  04-28-97                                              5.40                   11,600,000                11,553,281
  05-16-97                                              5.40                    7,500,000                 7,449,750
USAA Capital
  05-01-97                                              5.31                    8,000,000                 7,961,551
  05-06-97                                              5.35                    7,300,000                 7,262,314
  05-14-97                                              5.35                    9,000,000                 8,940,217
  05-27-97                                              5.43                   10,000,000                 9,907,958
  08-26-97                                              5.39                    4,200,000                 4,098,299
                                                                                                        -----------
Total                                                                                                   444,361,033

Letters of credit (0.3%)
Bank of America --
  Hyundai Motor Finance
  05-19-97                                              5.37                    5,000,000                 4,960,285
First Chicago--
  Commed Fuel
  04-08-97                                              5.42                      500,000                   499,260
Student Loan Marketing Assn
  05-02-97                                              5.53                    2,762,000                 2,748,919
                                                                                                        -----------
Total                                                                                                     8,208,464

Total short-term securities
(Cost: $474,397,300)                                                                                 $  474,178,628

Total investments in securities of unaffiliated issuers
(Cost: $2,613,103,704)                                                                               $2,787,732,044

Investments in securities of affiliated issuer (k)

Common stock (0.3%)
Issuer                                                                  Shares                         Value (a)

China North Inds Investment                                           16,500,000(b)                   $  6,765,000

Total investments in securities of affiliated issuer
(Cost: $16,709,176)                                                                                   $  6,765,000

Total investments in securities
(Cost: $2,629,812,880)(p)                                                                            $2,794,497,044


Notes to  investments  in  securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

Type of security                                         Notional amount

Sale contracts

U.S. Treasury Bonds June 1997                                $40,000,000

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(f)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(g) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at March 31, 1997, is as follows:

Security                              Acquisition date             Cost

American UnitedLife*
  7.75% 2026                              02-13-96               5,000,000
Cityscape Financial
 11.00% 1998                        11-21-96 thru 3-13-97        6,000,000
Geotek Communications
 12.00% Cv 2001                           03-05-96               2,780,000
Veninfotel
 10.00% 2002                              03-06-97               2,000,000

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on March 31, 1997.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1997 are as follows:

                    Beginning   Purchase       Sales        Ending     Dividend
Issuer                   cost       cost        cost          cost       income

China North
 Inds Investment  $18,789,176    $   --   $2,080,000   $16,709,176      $   --

(l) At March 31, 1997, the cost of securities purchased, including interest purchased, on a when-issued basis was $3,732,430.

(m) Pay-in-kind securities are securities in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

(n) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of aquisition.

(o) Negligible market value.

(p) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $2,629,809,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                         $241,442,000
Unrealized depreciation                                          (76,754,000)
Net unrealized appreciation                                     $164,688,000

Financial statements


Statement of assets and liabilities
Equity Portfolio
March 31, 1997 (Unaudited)


Assets
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers
   (identified cost $2,914,403,825)                              $3,565,562,904
Investments in securities of affiliated issuers
   (identified cost $33,897,526)                                     45,858,072
Dividends and accrued interest receivable                             8,265,522
Receivable for investment securities sold                                66,257
U.S. government securities held as collateral (Note 4)               68,808,487
                                                                     ----------
Total assets                                                      3,688,561,242
                                                                  =============

Liabilities
Disbursements in excess of cash on demand deposit                       837,609
Payable for investment securities purchased                           5,986,457
Unrealized depreciation on foreign currency
   contracts held, at value (Notes 1 and 5)                                  60
Payable upon return of securities loaned (Note 4)                   227,029,987
Accrued investment management services fee                              156,030
Other accrued expenses                                                   10,309
                                                                         ------
Total liabilities                                                   234,020,452
                                                                    -----------
Net assets                                                       $3,454,540,790
                                                                 ==============
See accompanying notes to financial statements.

Statement of operations
Equity Portfolio
Six months ended March 31, 1997 (Unaudited)

Investment income
Income:
Dividends (net of foreign taxes withheld of $250,326)              $ 32,012,885
Dividends earned from affiliates                                        138,000
Interest                                                              6,218,164
                                                                      ---------
Total income                                                         38,369,049
                                                                     ==========

Expenses (Note 2):
Investment management services fee                                    8,118,125
Compensation of board members                                             9,199
Custodian fees                                                          114,660
Audit fees                                                               14,000
Administrative services fees and expenses                                22,804
Other                                                                     5,107
                                                                          -----
Total expenses                                                        8,283,895
   Earnings credits on cash balances (Note 2)                            (1,501)
                                                                         ------
Total net expenses                                                    8,282,394
                                                                      ---------
Investment income -- net                                             30,086,655
                                                                     ==========

Realized and unrealized gain -- net
Netrealized gain on security and foreign currency
   transactions (including loss of $444,649 from
   foreign currency transactions) (Note 3)                          195,764,259
Net change in unrealized appreciation or depreciation
   of investments and on translation of assets and
   liabilities in foreign currencies                                 15,687,803
                                                                     ----------
Net gain on investments and foreign currencies                      211,452,062
                                                                    -----------
Net increase in net assets resulting from operations               $241,538,717
                                                                   ============

See accompanying notes to financial statements.


Statements of changes in net assets
Equity Portfolio

                                                                       Six months ended        For the period from
                                                                         March 31, 1997          May 13, 1996* to
                                                                           (Unaudited)            Sept. 30, 1996

Operations
Investment income-- net                                                  $   30,086,655         $    38,250,649
Net realized gain (loss) on
   investments and foreign currencies                                       195,764,259              (4,205,188)
Net change in unrealized appreciation
   or depreciation of investments and
   on translation of assets and liabilities
   in foreign currencies                                                     15,687,803             140,669,806
                                                                             ----------             -----------
Net increase in net assets resulting
   from operations                                                          241,538,717             174,715,267
Net contributions (withdrawals)                                             (72,046,022)          3,110,307,828
                                                                            -----------           -------------
Total increase in net assets                                                169,492,695           3,285,023,095
Net assets at beginning of period (Note 1)                                3,285,048,095                  25,000
                                        -                                 -------------                  ------
Net assets at end of period                                              $3,454,540,790          $3,285,048,095
                                                                         ==============          ==============
*Commencement of operations.

See accompanying notes to financial statements.

Notes to financial statements

Equity Portfolio
(Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

Equity Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Portfolio invests primarily in common stocks and securities convertible into common stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Illiquid securities

At March 31, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1997 was $10,633,993 representing 0.31% of the Portfolio's net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Stock Fund to the Lipper Growth and Income Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $163,261 for the six months ended March 31, 1997.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $1,501 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,242,266,176 and $1,231,057,025, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 37%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $255,491 during this period.

4. Lending of portfolio securities

At March 31, 1997, securities valued at $217,727,815 were on loan to brokers. For collateral, the Portfolio received $158,221,500 in cash and U.S. government securities valued at $68,808,487. Income from securities lending amounted to $536,634 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. Foreign currency contracts

At March 31, 1997, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation (see Summary of
significant   accounting   policies)  on  this   contract  is  included  in  the
accompanying financial statements. The terms of the open contract are as follows:

                  Currency to be   Currency to be   Unrealized       Unrealized
Exchange date        delivered       received     appreciation     depreciation

April 1, 1997          292,824        $66,197        $  --               $60
                   South African    U.S. Dollar
                  Commercial Rand


Investments in securities

Equity Portfolio
March 31, 1997 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in securities of unaffiliated issuers
Common stocks (82.1%)
Issuer                                                                   Shares                         Value (a)

Aerospace & defense  (2.8%)
Boeing                                                                   450,000                     $  44,381,250
General Motors Cl H                                                      500,000                        27,125,000
Lockheed Martin                                                          306,084                        25,711,056
                                                                                                       -----------
Total                                                                                                   97,217,306

Airlines (0.8%)
AMR                                                                      350,000(b)                     28,875,000

Automotive & related  (1.6%)
Eaton                                                                    386,200                        27,371,925
Genuine Parts                                                            600,000                        27,975,000
                                                                                                       -----------
Total                                                                                                   55,346,925

Banks and savings & loans  (6.0%)
Barnett Banks                                                            800,000(c)                     37,200,000
First Union                                                              450,000                        36,506,250
KeyCorp                                                                  600,000                        29,250,000
Morgan (JP)                                                              200,000                        19,650,000
NationsBank                                                              950,000                        52,606,250
Norwest                                                                  400,000                        18,500,000
Washington Mutual                                                        250,000                        12,078,125
                                                                                                       -----------
Total                                                                                                  205,790,625

Beverages & tobacco (2.4%)
Anheuser-Busch                                                           700,000                        29,487,500
Coca-Cola                                                                600,000                        33,525,000
Philip Morris                                                            200,000                        22,825,000
                                                                                                       -----------
Total                                                                                                   85,837,500

Chemicals (1.3%)
Monsanto                                                                 600,000                        22,950,000
Praxair                                                                  500,000                        22,437,500
                                                                                                       -----------
Total                                                                                                   45,387,500

Communications equipment & services (0.9%)
Northern Telecommunications                                              450,000                        29,418,750

Computers & office equipment  (4.1%)
Cisco Systems                                                            400,000(b)                     19,250,000
Compaq Computer                                                          465,000(b)                     35,630,625
Computer Associates Intl                                                 250,000                         9,718,750
Hewlett-Packard                                                          550,000                        29,287,500
Oracle                                                                   750,000(b)                     28,921,875
Silicon Graphics                                                         900,000(b)                     17,550,000
                                                                                                       -----------
Total                                                                                                  140,358,750

Electronics (1.6%)
Intel                                                                    400,000                        55,650,000

Energy (1.5%)
Elf Aquitaine                                                            500,000(c)                     24,625,000
Unocal                                                                   700,000                        26,687,500
                                                                                                       -----------
Total                                                                                                   51,312,500

Food (1.2%)
ConAgra                                                                  400,000                        21,700,000
CPC Intl                                                                 250,000                        20,500,000
                                                                                                       -----------
Total                                                                                                   42,200,000

Health care (8.6%)
ALZA                                                                     400,000                        11,000,000
American Home Products                                                   600,000                        36,000,000
Amgen                                                                    500,000(b)                     27,937,500
Baxter Intl                                                              800,000                        34,500,000
Guidant                                                                  500,000                        30,750,000
Johnson & Johnson                                                        650,000                        34,368,750
Medtronic                                                                500,000                        31,125,000
Merck                                                                    200,000                        16,850,000
Pfizer                                                                   425,000                        35,753,125
Schering-Plough                                                          550,000                        40,012,500
                                                                                                       -----------
Total                                                                                                  298,296,875

Health care services (1.2%)
Service Corp Intl                                                        800,000                        23,800,000
Tenet Healthcare                                                         700,000                        17,237,500
                                                                                                       -----------
Total                                                                                                   41,037,500

Household products (3.4%)
Colgate-Palmolive                                                        400,000                        39,850,000
Gillette                                                                 600,000                        43,575,000
Procter & Gamble                                                         300,000                        34,500,000
                                                                                                       -----------
Total                                                                                                  117,925,000

Industrial equipment & services (2.6%)
AGCO                                                                     500,000                        13,812,500
Deere                                                                  1,000,000                        43,500,000
Illinois Tool Works                                                      400,000                        32,650,000
                                                                                                       -----------
Total                                                                                                   89,962,500

Insurance (3.4%)
American Intl Group                                                      300,000                        35,212,500
EXEL                                                                   1,190,000                        50,277,500
Travelers/Aetna Property Casualty                                      1,000,000                        31,750,000
                                                                                                       -----------
Total                                                                                                  117,240,000

Leisure time & entertainment (0.6%)
Disney (Walt)                                                            300,000                        21,900,000

Media (1.0%)
Donnelley (RR) & Sons                                                  1,000,000                        34,875,000

Metals (4.6%)
Freeport-McMoRan Copper & Gold                                         1,500,000                        45,562,500
Getchell Gold                                                            946,200                        38,439,375
Martin Marietta Materials                                              1,000,000                        25,750,000
Stillwater Mining                                                        890,000(b)                     17,466,250
UCAR Intl                                                                800,000(b)                     31,700,000
                                                                                                       -----------
Total                                                                                                  158,918,125

Multi-industry conglomerates (2.8%)
Emerson Electric                                                         400,000                        18,000,000
General Electric                                                         575,000                        57,068,750
Westinghouse Electric                                                  1,200,000                        21,300,000
                                                                                                       -----------
Total                                                                                                   96,368,750

Paper & packaging (2.3%)
Crown Cork & Seal                                                        600,000(b)                     30,975,000
Kimberly-Clark                                                           475,000                        47,203,125
                                                                                                       -----------
Total                                                                                                   78,178,125

Restaurants & lodging (0.6%)
Hilton Hotels                                                            800,000                        19,400,000

Retail (3.4%)
Federated Dept Stores                                                    500,000(b)                     16,437,500
Penney (JC)                                                              550,000                        26,193,750
Safeway                                                                1,000,000(b,c)                   46,375,000
Wal-Mart Stores                                                        1,000,000                        27,875,000
                                                                                                       -----------
Total                                                                                                  116,881,250

Textiles & apparel (0.9%)
Nike Cl B                                                                500,000                        31,000,000

Transportation (0.6%)
Union Pacific                                                            350,000                        19,862,500

Utilities - electric (0.8%)
FPL Group                                                                600,000                        26,475,000

Utilities - telephone (4.6%)
AT&T                                                                     500,000                        17,375,000
BellSouth                                                                700,000                        29,575,000
GTE                                                                       500,00                        23,312,500
MCI Communications                                                     1,000,000                        35,625,000
SBC Communications                                                       500,000                        26,312,500
U S West Communications                                                  800,000                        27,200,000
                                                                                                       -----------
Total                                                                                                  159,400,000

Foreign (16.5%)(d)
Ashanti Goldfields                                                       500,000(c)                      6,875,000
Barclays                                                               1,443,212                        24,242,294
Bre-X Minerals                                                         1,500,000                         2,914,935
British Telecommunications                                             4,000,000                        29,317,404
Cimpor Cimentos de Portugal                                              602,000(e)                     12,558,858
Commonwealth Bank                                                      4,041,400(c)                     26,676,744
Compagnie de General                                                     225,000(c)                     30,657,227
Ericsson (LM) ADR                                                      7,000,000                        33,250,000
Euro-Nevada Mining                                                        23,300                           673,289
Euro-Nevada Mining                                                       230,400(e)                      6,657,756
Natl Mutual                                                           16,000,000                        19,578,544
Railtrack                                                              4,000,000                        29,778,060
Renaissance Energy                                                       500,000(b)                     14,213,470
Repsol ADR                                                               650,000                        26,487,500
Royal Dutch Petroleum                                                    150,000                        26,250,000
Schlumberger                                                             350,000                        37,537,500
SGL Carbon                                                               250,000                        34,322,542
SmithKline Beecham ADR                                                   500,000                        35,000,000
South African Breweries                                                  440,200(e)                     13,944,563
Telefonos de Mexico                                                    1,000,000(c)                     38,500,000
TOTAL Cl B                                                               700,000                        29,662,500
Unilever                                                                 200,000                        37,250,000
Veba                                                                     500,000(c)                     28,312,350
Woolworths                                                            10,000,000(c)                     26,732,720
                                                                                                       -----------
Total                                                                                                  571,393,256

Total common stocks of unaffiliated issuers
(Cost: $2,209,430,561)                                                                              $2,836,508,737

AirTouch Communications
  4%                                                                     525,000                       $12,140,625
Altera
  8%                                                                     347,826(e)                     15,086,953
Circuit City Stores
  5.50%                                                                  535,715(e)                     17,223,237
Citicorp
  5.50%                                                                  250,000                        24,718,750
ConAgra
  4.50% Cv                                                               350,000                        17,762,500
Crown Cork & Seal
  4.50% Cv                                                               225,000                        11,081,250
Duracell
  3%                                                                     195,000                        11,456,250
Finova Finance Trust
  5.50% Cv                                                               200,000                        10,450,000
Hilton Hotels
  8%                                                                     400,000(j)                      9,350,000
Host Marriott Financial Trust
  6.75% Cv                                                               300,000(e)                     16,875,000
Ikon Office Solutions
  6.50% Cv                                                               315,850                        25,544,369
McKesson
  4.50% Cv                                                               200,000(f)                     10,650,000
Medtronic
  $2.76 Cv                                                               275,000                        17,231,500
Merck
  4.50% Cv                                                               225,000                        17,690,625
Merrill Lynch
  6.25% Cv                                                               515,000                        19,441,250
Natl Australia Bank
  7.875%                                                                 270,000                         6,750,000
Station Casinos
  7% Cv                                                                  110,000                         4,743,750
SunAmerica
  $3.188 Cv                                                              500,000                        19,750,000
Telemex
  7.75% Cv                                                               665,000                     $  26,101,250
UNUM
  $2.34 Cv                                                               650,000                        46,068,750

Total preferred stocks & other
(Cost: $315,459,252)                                                                                  $340,116,059

Bonds (3.9%)
Issuer                              Coupon          Maturity               Principal                    Value(a)
                                     rate             year                  amount

Domestic (2.8%)
Adaptec
  Cv                               4.75%              2004               $15,000,000(e)                $14,756,250
Salomon-Applied Materials ELK
  Cv                               8.50               1998                24,645,969(f)                 24,212,725
Salomon-Emerson Electric ELK
  Cv                               5.50               1999                30,084,390(f)                 28,509,324
Federated Dept Stores              5.00               2003                 5,000,000                     5,800,000
Scandinavian Broadcasting
  Cv Sub Deb                       7.25               2005                15,000,000                    13,687,500
Softkey Intl
  Cv                               5.50               2000                15,000,000(e)                 11,550,000
                                                                                                       -----------
Total                                                                                                   98,515,799

Foreign (1.1%) (d)
BAA Plc                            5.75               2006                 6,000,000                    10,309,215
  (British Pound)
Baan                               4.50               2001                11,500,000(e)                 13,397,500
  (U.S. Dollar)
Dresdner                           2.25               2001                15,000,000(i)                 10,633,993
  (Canadian Dollar)
William Resources                  9.66               2002                 4,500,000                     3,142,808
  (U.S. Dollar)
                                                                                                       -----------
Total                                                                                                   37,483,516

Total bonds
(Cost: $136,635,502)                                                                                  $135,999,315

Certificate of deposit (0.1%)
Morgan Guaranty Trust
  04-28-97                                              5.40%                $  4,600,000              $  4,579,271

Commercial paper (7.1%)
American General Finance
  04-24-97                                              5.36                   12,400,000                12,357,854
Ameritech Capital Funding
  04-14-97                                              5.34                    5,400,000(g)              5,388,894
  04-17-97                                              5.33                    5,000,000(g)              4,988,222
Associates Corp North America
  05-07-97                                              5.53                   13,700,000                13,624,650
Barclays U.S. Funding
  04-16-97                                              5.31                    3,600,000                 3,595,230
BellSouth Telecommunications
  04-10-97                                              5.33                    3,600,000                 3,590,855
BHP Finance
  04-03-97                                              5.27                    7,000,000                 6,997,958
CAFCO
  04-21-97                                              5.37                    3,800,000(g)              3,787,718
Cargill
  05-08-97                                              5.36                    3,600,000                 3,577,586
Ciesco LP
  04-15-97                                              5.34                    4,600,000                 4,590,501
Commercial Credit
  04-22-97                                              5.34                    7,600,000                 7,576,459
  04-24-97                                              5.35                    7,600,000                 7,574,217
Commerzbank U.S. Finance
  05-20-97                                              5.48                   30,100,000                29,971,560
Consolidated Natural Gas
  04-30-97                                              5.29                    1,820,000                 1,811,057
Dean Witter, Discover & Co
  04-15-97                                              5.38                      600,000                   598,427
  05-06-97                                              5.36                    8,200,000                 8,157,588
Fleet Funding
  04-07-97                                              5.29                    7,000,000(g)              6,993,863
  04-09-97                                              5.33                    2,092,000(g)              2,089,536
  04-10-97                                              5.29                   10,000,000(g)              9,986,850
  04-22-97                                              5.31                    7,000,000(g)              6,978,481
Gateway Fuel
  04-08-97                                              5.31                    1,700,000                 1,698,258
Household Finance
  04-23-97                                              5.33                    5,100,000                 5,083,482
Kredietbank North America Finance
  04-18-97                                              5.30                      300,000                   299,255
  04-18-97                                              5.30                    3,300,000                 3,291,803
Metlife Funding
  05-01-97                                              5.35                    5,900,000                 5,873,893
  05-02-97                                              5.34                    7,800,000                 7,764,402
  05-05-97                                              5.34                    5,700,000                 5,671,468
Mobil Australia Finance (Delaware)
  04-30-97                                              5.35                    6,500,000(g)              6,472,196
Morgan Stanley Group
  05-20-97                                              5.34                    2,500,000                 2,480,281
Natl Australia Funding (Delaware)
  04-28-97                                              5.49                   17,500,000                17,428,337
Novartis Finance
  04-04-97                                              5.32                    4,400,000                 4,398,057
  04-21-97                                              5.34                    4,800,000(g)              4,785,840
Pfizer
  04-21-97                                              5.32                    8,200,000(g)              8,175,901
Reed Elsevier
  04-21-97                                              5.39                    8,600,000(g)              8,572,388
St. Paul Companies
  04-11-97                                              5.28                    4,300,000(g)              4,293,729
Siemens
  04-25-97                                              5.30                   11,000,000                10,961,427
Southern California Gas
  04-07-97                                              5.32                    1,988,000(g)              1,986,244
Unilever Capital
  04-07-97                                              5.34                    3,000,000(g)              2,996,889
                                                                                                       -----------
Total                                                                                                   246,471,356

Letter of credit (0.1%)
Bank of America --
  Formosa Plastics
  05-09-97                                              5.39                    1,900,000                 1,888,166

Total short-term securities
(Cost: $252,878,510)                                                                                 $  252,938,793

Total investments in securities of unaffiliated issuers
(Cost: $2,914,403,825)                                                                               $3,565,562,904

Investments in securities of affiliated issuers (h)

Common stocks (1.3%)
Issuer                                                                  Shares                         Value (a)

Meridian Gold                                                          3,800,000                    $    9,608,072
Mutual Risk Management                                                 1,000,000                        36,250,000

Total investments in securities of affiliated issuers
(Cost: $33,897,526)                                                                                 $   45,858,072

Total investment in securities
(Cost: $2,948,301,351)(k)                                                                           $3,611,420,976


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) ELKS are equity-linked securities that are structured as an interest-bearing debt security of a brokerage firm and linked to the common stock of another company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed but is based on the price of the common stock the ELK is linked to. The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under the guidelines established by the board.

(h) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliated during the period ended March 31, 1997 are as follows:

                  Beginning      Purchase     Sales       Ending       Dividend
Issuer                 cost          cost      cost         cost         income

Meridian Gold   $ 6,941,711   $   275,758      $ --  $ 7,217,469    $        --

Mutual Risk
  Management*     9,937,262    16,742,795        --   26,680,057        138,000
                  ---------    ----------             ----------        -------

Total           $16,878,973   $17,018,553      $ --  $33,897,526       $138,000


* Issuer was not an affiliate for the entire fiscal period.

(i)Identifies issues considered to be illiquid (see Note 1 to the financial statements). Information concerning such security holdings at March 31, 1997 is as follows:

Security                      Acquisition date                   Cost

Dresdner*                  09-05-96 thru 09-11-96             $10,110,635

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) PRIDES -- Preferred Redeemed Increased Dividend Equity Securities are structured as convertible preferred securities issued by a company. Investors receive an enchanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are non-callable for three years and upon maturity, convert into shares of common stock.

(k) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $2,948,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $731,944,000
Unrealized depreciation                                            (68,824,000)
Net unrealized appreciation                                       $663,120,000

See accompanying notes to investments in securities.


                American Express Service Corporation, Distributor